President’s Message

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Dear Shareholder:
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I am pleased to present the FTI Funds Annual Report covering the Funds’ operation during the fiscal year from December 1, 1999 through November 30, 2000.
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This report begins with commentaries by each Fund’s portfolio manager highlighting economic and market conditions and their impact on Fund performance and strategy. Following the commentaries is a set of graphs showing each Fund’s total return since inception, followed by a complete list of holdings and the financial statements.
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FTI Large Capitalization Growth and Income Fund gives shareholders the opportunity to own a diversified portfolio of stocks issued by large, established U.S. companies that have the potential to grow in price and produce income. During the reporting period, the Fund produced a total return of (1.98%).* The total return resulted from a decline in share value from $11.39 to $9.63, dividend income totaling $0.03 per share and a capital gain distribution of $1.53 per share. At the end of the reporting period, Fund net assets totaled $87.1 million.
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FTI Large Capitalization Growth Fund offers investors the opportunity to own a diversified portfolio of stocks issued by large, established U.S. companies that have a record of growth in price and earnings—and are believed by the adviser to have strong potential to continue that growth. As of April 1, 2000, the Fund began to use the Russell 1000 Growth Index as a benchmark and is now managed with a stronger emphasis on growth. Reflecting a high level of volatility among growth stocks during the reporting period, the Fund produced a total return of (9.05%).* The total return resulted from a share value decline from $11.79 to $10.10 and a capital gain distribution of $0.71 per share. At the end of the reporting period, Fund net assets totaled $33.3 million.
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Reflecting a weaker international marketplace, FTI International Equity Fund’s portfolio of international stocks produced a total return of (17.03%).* The total return resulted from a share value decline from $17.62 to $13.95 and a capital gain distribution of $0.86 per share. Fund net assets totaled $92.6 million at the end of the reporting period.**
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FTI Small Capitalization Equity Fund is managed to pursue a high level of growth through a diversified portfolio of small company stocks.*** During the reporting period, the Fund achieved a total return of 10.22%,* the result of a share value rise from $20.81 to $21.00 and a capital gain distribution of $1.91 per share. The Fund’s net assets totaled $109.4 million at the end of the reporting period.
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FTI Bond Fund offers investors the opportunity to participate in a diversified portfolio of income-producing investments. During the reporting period, the Fund paid a strong income stream totaling $0.63 per share. Reflecting an improved bond market, the Fund’s share value rose modestly from $9.44 to $9.49. As a result of the income stream and increase in share value, the Fund produced a total return of 7.53%.* At the end of the reporting period, Fund net assets totaled $115.3 million.
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  *
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares when redeemed, may be worth more or less than their original cost.

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 **	International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
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***	Small cap stocks have historically experienced greater volatility than average.
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FTI Municipal Bond Fund helps tax-sensitive investors pursue income free of federal income tax through a portfolio of bonds issued by municipalities across the United States. During the reporting period, the Fund paid tax-free income totaling $0.41 per share. Reflecting an improved bond market, the Fund’s share value rose modestly from $9.56 to $9.64. As a result of the income stream and increase in share value, the Fund produced a total return of 5.21%.* Fund net assets reached $73.8 million on the last day of the reporting period.†
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As we begin a new fiscal year, we will continue to keep you up-to-date on your investment through the highest level of service. Thank you for pursuing your financial goals through FTI Funds.
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Sincerely,
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/s/ Peter J. Germain
Peter J. Germain
President
January 15, 2001
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*
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

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†	Income may be subject to the federal alternative minimum tax.
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Investment Review

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FTI Large Capitalization Growth and Income Fund
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Performance
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FTI Large Capitalization Growth and Income Fund’s total return for the fiscal year ending November 30, 2000, was -1.98%,* reflecting its sizeable exposure to long-held, low-cost growth companies. The holdings of telecommunications and technology companies hurt performance, but large positions in finance and pharmaceuticals, as well as opportunistic sales of weakening technology and telecommunication stocks, helped protect investments. The Fund’s benchmark, the Lipper Large Cap Value Index,** rose 1.0%. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500) declined 5.3%.***
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Market Review
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What a year.
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In last year’s report, we worried about the “evident strains within the U.S. economy that might bring an end to investors’ enthusiasm to own stocks, regardless of stocks’ earnings.” Alan Greenspan’s six interest-rate hikes, then the Federal Open Market Committee’s significant and controversial adoption of a neutral policy stance with respect to the economic outlook at the August meeting, brought an end to the exuberance. Many hoped the Federal Reserve Board (Fed) would begin lowering the federal funds target rate to sustain the good times.
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During the fall of 2000, the markets unwound much of the extreme valuations investors accorded even the most illusive business models. Many companies listed on the Nasdaq experienced declines of 90% from their peaks earlier in the year. The index itself fell 47.7% from its 52-week high on March 24 to its low on November 30, and has subsequently gone 10% lower. The S&P 500, a better reference of U.S. equity value, followed a similar, but far less volatile pattern, falling 13.9% from its 52-week high, on March 24, and then a more modest decline of 1.9% through this writing. The Fund, reflecting its mix of growth and value, as well as deliberate moves to reduce exposure to more volatile technology and telecommunications stocks, declined 10.4% from its fiscal-year high on August 28 to its low on November 30. More importantly, the Fund’s decline thereafter has been a modest 0.61%, despite the ongoing broad weakness.
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What these figures suggest so far is a broad migration by investors from perceived “growth” stocks toward “value” stocks. Indeed, our definition of these much-used adjectives has not changed through the years: strong companies with demonstrated, durable business plans supported by evident positive trends in the economy. The fact that the Dow Jones Industrial stocks—representing the leading manufacturing, consumer staple,
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  *
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

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 **
Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Analytical Services as falling into the category indicated. They do not reflect sales charges. This index is unmanaged, and investments cannot be made in an index.

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***
The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged, and investments cannot be made in an index.

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telecommunication, technology and retail companies continue to outperform the broader indexes suggests investors foresee slower growth ahead for the core of the U.S. economy, but no recession. We believe this outlook and are investing the Fund to take advantage of the period ahead.
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Investment Outlook and Strategy
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We believe the Fund is fully invested in the best global companies we can find. The management of each firm is exploiting the promise offered by the demographic, technological and economic trends around us. Despite the recent volatility, the strategic investment emphasis continues in technology, communications and financial service companies. The convergence of computing technology with voice and data communications supports the advance in productivity and acts as a brake on inflation. Financial companies are responding to the increasing demands from a growing cohort of older Americans, Europeans and Japanese wary of public pension schemes as they near retirement and in need of insurance and other financial services.
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Among the financial companies, the focus is upon insurance where there is definite evidence that premium rates have turned up. Pharmaceutical firms are also clear beneficiaries of an aging population. Sixty-three percent of the Fund’s portfolio on November 30 was invested in companies exploiting these durable trends. A major goal since the Fund’s formation in December 1998 has been the substantial reduction of unrealized capital gains among its investments. In each of the past two years we have realized gains as advantageous opportunities arose, and this fiscal year we made further progress, bringing the unrealized gain down from 51% of the Fund’s value on November 30, 1999, to a more manageable 39% as of November 30, 2000.
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The creation of real long-term wealth rests upon holding sizeable positions of leading companies in business sectors benefiting from durable demographic and economic trends. The strength in economic fundamentals in the U.S., Germany and Japan suggests healthy rewards for equity investors holding the leading global companies represented in the Fund.
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FTI Large Capitalization Growth Fund
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Performance
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FTI Large Capitalization Growth Fund ended its fiscal year with a net asset value (NAV) per share of $10.10 and assets of $33.2 million. The Fund’s return for the one-year reporting period was -9.05%* compared to -11.56% for the Russell 1000 Growth Index** and (4.24%) for the Standard & Poor’s Composite Stock Price Index (S&P 500).*** Despite a challenging year, particularly for growth stocks, the Fund outperformed the Russell 1000 Growth Index, although underperforming the less growth-oriented S&P 500.
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The Fund’s relative outperformance was largely due to strong results in the second and third quarters, as well as strong results in October and November. During the latter part of the year, the Fund’s underweight position in technology in favor of financials and energy boosted relative results. Although consumer staples did not have particularly strong performance, the Fund showed strong stock selection in this segment. The Fund lagged the Russell 1000 Growth Index in December of 1999 as well as during the first quarter of 2000, however, the Fund did not move to a pure growth strategy until April 1, 2000. Performance over this time period was strong relative to the S&P 500. Stocks that made strong contributions to the Fund’s performance include (based on percentage of net assets): Tyco International (3.8%), General Electric (3.1%), Citigroup (2.8%), AIG (2.6%), Cardinal Health (2.4%) and Amgen (2.0%). Despite the downturn in technology, a number of stocks in this sector made strong contrib utions to performance, including (based on percentage of net assets): Cisco Systems (3.6%), EMC Corp. (2.9%), Sun Microsystems (2.7%), BEA Systems (2.5%), Siebel Systems (2.3%), Intel Corp. (1.8%) and Comverse Technology (1.4%).
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Market Review
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The U.S. equity markets began the fiscal year (December 1999) on a strong note as technology stocks pushed the Nasdaq index to new highs in the month. Throughout the first quarter of 2000, the market witnessed vicious sector rotation, and outside of technology, breadth remained very narrow. Only the technology and utilities sectors outperformed the index for the reporting period. With respect to style, following on the heels of 1999, growth once again outperformed value. As we moved into the second quarter of 2000, valuations of growth-oriented technology stocks continued to be stretched to unprecedented highs and investors, finally realizing that this could not be sustained, began to take profits in these stocks and rotated into value/cyclical type names. Though the markets remained fraught with volatility during this period, market breadth improved significantly. Six of the eleven sectors in the Russell 1000 Growth Index outperformed the index for the reporting period. Healthcare was the best-performing se ctor in the second quarter.
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  *
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

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 **
The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged, and investments cannot be made in an index.

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***
The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. This index is unmanaged, and investments cannot be made in an index.

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As we moved into the third quarter of 2000, the equity markets remained challenging, particularly for growth investors. While concerns during the first half of the year centered around the strength of the U.S. economy and further Federal Reserve Board (Fed) tightening, third quarter worries focused on higher energy costs, a slowdown in earnings growth and a weaker euro. The economy began to show signs of a slowing not only domestically but also on a global basis. In the quarter, the market absorbed one more interest rate hike for a total of 175 basis points of Fed increases. The slowing economy together with several high-profile negative earnings pre-announcements, began to call into question corporate profit growth going forward. The equity markets continued to sell off in both October and November. Tax-loss selling by mutual funds in October, an uncertain presidential election outcome in November and continued signs of a rapidly slowing U.S. economy resulting in further concerns over future corporate prof it growth, all contributed to the markets’ decline. Value stocks remained dominant over growth during this period. Technology was the worst-performing sector during this period. In November, the Nasdaq saw its worst performing month -22.9% since October 1987.
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Investment Outlook and Strategy
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After facing the worst equity market since the 1970s, the outlook for 2001 looks to remain challenging but hopeful. The economy has slowed abruptly from the level of growth a year ago. Gross Domestic Product has slowed from a level of 8.3% in the fourth quarter of 1999 to 2.2% in the third quarter of 2000. As a result of this faster-than-expected deteriorating economic growth, we expect the Fed to lower interest rates throughout the first half of 2001. This should be a positive for the equity markets as lower interest rates have historically been more important than earnings in driving equity valuations and stock market performance. This is also positive for growth stocks that tend to outperform value in periods of lower interest rates. That said, we expect a challenging environment in the first half of 2001 and that equity markets will remain volatile. This is due to the fact that there is a lag time between when the Fed lowers interest rates and when the effect of the lower rates hits the economy and inves tors show a willingness to embrace the risk of buying equities.
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Corporate profits will remain under severe pressure in the short-term and in many cases may be unpredictable because of inventory accumulation and consequent shutdowns. In addition, pricing power remains weak in most areas. Earnings overall in the first two quarters of 2001 are likely to be flat to down, except in areas like drugs, energy and selected financials. However, by the summer, earnings expectations should be deflated, liquidity will be building, and we hope the market will have given us a bottom. As we move into the second half of 2001, the market’s focus will shift to 2002, and the hope of more positive earnings-per-share growth trends should get stocks moving up. All this seems to point to a potentially better stock market in 2001.
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FTI International Equity Fund
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Performance
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After strong returns were recorded for 1999 in international equity markets, 2000 represented a period of retrenchment and disappointment.* The two periods reflect distinctly different characteristics in terms of returns and economic expectations, but many similarities regarding what drove equity market performance. As a result, what drove the superior returns of the FTI International Equity Fund during 1999 also produced the weak returns experienced during 2000. The Fund’s total return for the reporting period of -17.03%,** while better than the MSCI EAFE Growth index return of -17.65%,*** was lower than the benchmark MSCI EAFE return of -9.30%.
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Market Review
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As we recall 1999, it is important to remember that economic growth was accelerating in most regions of the world, while expectations in the faster growing segments of the market, such as technology and telecommunications, were consistently being revised upward. In addition, concerns over Y2K led the world’s central banks to inject massive liquidity into the system during the fourth quarter of 1999. Much of this liquidity found its way into the financial markets, leading to one of the best quarters in history. In contrast, the fourth quarter of 2000 turned out to be one of the worst quarters for equity investors in a decade.
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It is interesting to compare the contrasting events during these two periods. Due largely to what transpired in 1999, inflation became a significant concern in 2000, and the U.S. Federal Reserve Bank reacted with six interest rate increases. Furthermore, a tightening in lending by banks generated further contraction in the money supply, and consequently a reduction in available credit. This contraction naturally led to slowing capital expenditure expectations worldwide, which was particularly acute in the technology sector. Further exacerbated by inventory overhang in all areas, corporate earnings expectations began to be revised downward. These revisions were swift and significant, with the majority occurring in the fourth quarter of 2000. For instance, in the U.S., analysts began the quarter expecting earnings growth for the last quarter of the year in the range of 16%. As the year-end approached, downgrades had reduced that number to 4%.
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Expectations in the technology sector were particularly hard hit. One-year earnings growth expectations in the technology sector worldwide declined from 37% to 25%. These reductions led to increased risk aversion on the
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   * 	International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
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  ** 
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

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 *** 
MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency. MSCI EAFE Growth Index is a market capitalization-weighted index of stocks that have the highest price-to-book ratios.

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part of investors worldwide and a subsequent decline in growth stocks. Current price/earnings multiples clearly reflect these reduced expectations with multiples on “new economy” stocks declining approximately 30% from their peak in March 2000. As a result, the most concise explanation for equity performance in 2000 is technology. Technology drove phenomenal returns in 1999, and the same was true last year only in reverse. That is, most of the gain in 1999 in the world equity markets was driven by technology, as was most of the loss in 2000.
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Technology was therefore the key factor in determining global equity performance last year. Worldwide, the average technology stock declined 70%, versus similar positive returns in 1999. However, in 1999, economic growth was accelerating, which produced capacity constraints leading to double and triple ordering by customers to ensure product delivery. With tighter lending standards imposed by banks, the ability to spend by many new companies was severely constrained and led to a reduction in future capital expenditures. This coincided with slower U.S. economic growth, and a product transition period away from personal computers, leaving many technology manufacturers with excess inventories. The industry is now rapidly working through this inventory overhang. While technology is not dead, a shift in consumer and business spending coupled with a credit crunch and slower economic growth proved that the demand for technology was more cyclical than anticipated.
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Further exacerbating the decline in growth stocks around the globe was the rising correlation of sectors across markets. Information technology and other growth sectors have experienced significant increases in correlation across borders since 1995. Subsequently, as technology, telecommunications and consumer cyclical companies began to disappoint in the U.S., comparable companies outside the U.S. also declined. Similarly, value and defensive sectors were the winners in the U.S. and in almost all regions of the world with utilities, healthcare and financials performing the best.
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Investment Outlook and Strategy
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As we look forward to 2001, we expect to see further reductions in both economic growth estimates and earnings expectations, as the impact of slower U.S. economic growth becomes increasingly apparent. For the year, worldwide growth is expected in the range of 2.0%-2.5% with the best growth seen in Europe and the most vulnerable economies continuing to be the emerging markets and Japan. While growth in Europe is slowing, it is slowing from a 3.0%-3.5% rate rather than the 5% rate in the U.S. Also, unlike the U.S., consumer confidence remains high, and tax cuts benefiting consumer and businesses are expected for the first time in seven years. A stronger euro versus the U.S. dollar will also make European assets more attractive to dollar-based investors. Meanwhile, economic growth in Japan continues to slow due to declining exports and a continued reluctance of the Japanese consumer to spend. Moreover, the ability of the government to stimulate the Japanese economy is fairly limited due to already low interest rates and high levels of government debt. The Japanese consumer needs to be convinced to spend, but with increasing layoffs this goal will be difficult to attain. The emerging markets remain heavily dependent on both the U.S. (Latin America) and technology exports (Asia) for a significant percentage of their growth. As exports in these areas slow, economic growth in the emerging markets will be negatively impacted. In the Fund, we have therefore continued to reduce our exposure to Asia, and the emerging markets, while increasing our weighting to Europe.
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Following weak fourth quarter 2000 results and pre-announcements of weaker first quarter results, investor concerns on corporate profits will continue. While we do not expect an economic recession, it is becoming clear a profits recession is more likely than not. While early 2001 will be a painful period for investors, lower U.S. interest rates in the first quarter, an expected seasonal decline in oil prices and possible fiscal actions should set the stage for a more secure economic environment and better equity returns in the second half of the year. Correlation among sectors is expected to continue to increase, but we anticipate a change in leadership as we move past the first quarter. Historically, growth investing has returned to favor when interest rates begin to decline, with financials, drug and health care, technology and consumer cyclicals doing well. In the end, the correction of past excesses experienced in 2000 should be healthy for all financial assets resulting in a return to positive results in 2001.
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FTI Small Capitalization Equity Fund
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Performance
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FTI Small Capitalization Equity Fund outperformed its benchmark, the Russell 2000 Growth Index* for the fiscal year ending November 30, 2000 with a return of 10.22%.** The Russell 2000 Growth Index had a negative total return of 13.95% during this reporting period while the Russell 2000 Index*** declined 0.45%.
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The year ending November 30, 2000 fell into two distinct phases with respect to the market overall. From November 30, 1999 through March 9, 2000, both the small cap and large cap markets in the U.S. continued to be characterized by significant narrowness, with the technology, biotechnology and telecommunications sectors dominating. Our overweight positions and stock selection within these sectors added value to the Fund. Strong performers included PMC-Sierra (0.7% of portfolio) and Alkermes (1.0%). PMC-Sierra designs and markets high-performance semiconductor systems for advanced communications markets. Alkermes develops drug delivery systems that improve delivery of pharmaceutical and biopharmaceutical products into the human’s bloodstream. During this period, the Fund generated a return of 59.09% versus the Russell 2000 Growth Index, 53.67%.
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The markets took a dramatic turn after March 9, 2000, reminding investors that the stock market can experience wide swings in short periods. Price swings of greater than 1% or more have occurred almost every day on the Nasdaq Composite in 2000. Investor sentiment shifted dramatically away from the technology sector and many richly valued, high growth stocks in favor of value stocks. The second half of the fiscal year was negatively influenced by interest rates, oil prices and the direction of the economy. Crude oil prices having roughly tripled since December 1998; during the first eight months of this year, energy prices rose at an annual rate of 14.3%, following a 13.4% increase in 1999. Higher energy prices, coupled with higher interest rates, resulted in weaker economic activity. Expectations of higher long-term inflation remained subdued, in spite of higher energy prices.
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The Fund’s overweight positions in the financial and energy sectors along with stock selection in the health care sector added significant value to the performance of the Fund. Examples of stocks that were strong contributors to the Fund’s performance include Investors Financial Services (finance; 3.0% of portfolio) and the Bisys Group (technology services; 2.6%). Headquartered in Boston, Investors Financial Services provides asset administration services to financial managers such as mutual fund complexes, investment advisors and banks. Bisys provides a wide range of technology and other outsourcing services to banks and insurance companies throughout the United States. Both stocks are plays on financial technology outsourcing, which has been driven by deregulation and the desire of financial service companies to offer an increasing number of products. We also find these companies particularly attractive because of their high levels of recurring revenue. Also, although the technology sector did not perform well from March 9 through the end of November, our stock selection in this sector contributed to the Fund’s outperformance of the benchmark.
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  *
The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. This index is unmanaged, and investments cannot be made in an index.

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 **
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

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***
The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

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Market Review
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November 30 through March 9 was a particularly strong period for the small cap market and for growth stocks. The Russell 2000 Index rose 33.9% during this period, compared to the larger cap S&P 500 Index, which rose only 1.3%. The Russell 2000 Growth Index, rising 53.67% outperformed the Russell 2000 Value Index,* which returned 7.84%. Powerful consumer confidence, low inflation, continued economic growth coupled with solid productivity and very positive sentiment fuelled the rally.
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During this period, the Fund benefited from exposure to what strategists have coined “New Economy” companies, such as technology, telecommunications and Internet companies fueling the rapid growth in global commerce and communications. We maintained a slight overweight in “New Economy” companies with long-term core holdings in companies capitalizing on the insatiable demand for bandwidth, business-to-business e-commerce and the convergence of traditional media, television and the Internet. Our biotechnology holdings also added value to the Fund. The biotech rally, launched in 1999, continued due in part to anticipation of the complete decoding of the human genome in June.
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Small cap stocks reversed direction and underperformed large cap stocks from March 9 through May 31, with the Russell 2000 Index dropping 21.2% versus the S&P 500’s increase of 1.6%. Investors returned to the perceived safer haven of the large cap market as a result of fears of higher interest rates, rising oil prices and the potential for a slowing economy. During this period of heightened uncertainty, investors shifted from technology into less volatile and more defensive sectors as worries about the extreme valuations of many of the small cap technology issues increased. Momentum investors rotated back into the previously shunned Old Economy stocks and took profits in many New Economy stocks.
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July began with a continuation of June’s rally in the market, particularly in the technology sector. However, stronger-than-expected economic data re-ignited interest-rate fears, driving the market down in the latter half of July. Strength in the financial stocks was overshadowed by weakness in the technology, consumer and energy sectors. Following the July downturn, the small cap market rebounded in August. The Russell 2000 gained 7.6% as investors returned to technology, energy and health care, making these three sectors the leaders with double-digit returns. All 12 sectors in the Index rose during the month, highlighting the healthy broadening of the market that had occurred since March. The Russell 2000 Growth closed out the month with a stellar return of 10.5%.
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The stock market resumed volatility in September due to concerns regarding oil prices, currency movements and third quarter profits. Specifically, the price of oil reached a ten-year high; the euro hit new lows against the dollar, and there was a burst of negative earnings pre-announcements. Both the Russell 2000 and the Russell 2000 Growth ended the months with negative returns. Financial services, energy and health care stocks registered positive contributions to the performance of the Indices but not enough to drive positive returns overall. Tax loss selling by mutual funds in October and the uncertainty of the presidential-election outcome in November, both coupled with ongoing concerns over corporate profitability and weaker sales in the face of a slowdown in the U.S. economy caused extreme continued volatility and major declines in the small cap growth segment of the market.
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*	The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.
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The technology and telecommunications sectors were the focus of heightened investor concern during the last three months of the fiscal year. A number of factors contributed to investor concern. First, several small, rapidly-growing technology consulting firms announced revenue and earnings disappointments resulting not only from the financial distress of some of their “dot-com” customers, but also from increasing conservatism on the part of their mainstream corporate customers with respect to spending on large technology projects. With the Year 2000 deadline behind them and the competitive threats posed by cash-strapped “dot-com” competitors fading, mainstream corporations appear to be stepping back and evaluating their technology expenditures more strategically. In addition, the re-valuation of Internet stocks continued, as investors became increasingly intolerant of these companies’ lack of near-term profitability and less optimistic about the trajectory of future revenue growth. In the telecom sector, numerous stocks dropped sharply as the capital spending plans of the large telecom companies for network expansion and upgrades came under question and certain smaller service providers filed for bankruptcy. Finally, bellwether Intel announced that its third quarter revenues would fall short of expectations, leading to a slew of analyst downgrades, not just for Intel but also for many technology and communication stocks. Dell (computers) and Gateway (computers) announced that sales wouldn’t meet forecasts, sending other bellwether tech stocks tumbling, such as Intuit (applications software), Oracle (enterprise software) and Yahoo (web portals/ISP).
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Investment Outlook and Strategy
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As a culmination of the Federal Reserve Board (Fed) rate tightening policy and higher energy prices, the slowing of the economy has come more suddenly than many had expected. The result has been that corporate profits in every sector have slowed, and earnings are being revised downward as the market revalues companies that, despite excellent long-term growth prospects and strong earnings growth, will likely not have the accelerating earnings growth of the past few years. We would appear to be through most of this sea change, but we should continue to see evidence of a slower economy in many corporate earnings through the first quarter of 2001. With the Fed’s now neutral stance, we expect rates to move down in the early part of the year. The results of any monetary easing will take a number of months to move through the economy, so we are optimistic that the second half of the year will produce more encouraging corporate earnings growth.
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The Fund maintains its goal of seeking high quality small cap growth companies that have proprietary products, high quality managements, improving margins and are leaders within their respective industries. We find plenty of opportunities in this volatile period and are optimistic that small capitalization companies will benefit from an easier interest rate environment.
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History has suggested that when the Fed shifts to a neutral bias, growth begins to outperform value as growth valuations start to benefit from accelerating growth and lower discount rates. In 8 of the past 11 times the Fed eased interest rates, small cap stocks outperformed large cap stocks in the 12 months that followed. Further, as a result of recent inflows, there is currently significant cash waiting on the sidelines in money market funds, and according to the Investment Company Institute, cash levels in mutual funds are at their highest since the global crisis of the third quarter of 1998. In October, more than $26 billion flowed into money markets, compared to an average of approximately $7.5 billion a month for the prior nine months. Redeployment of cash should provide support to the small capitalization market.
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FTI Bond Fund
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Performance
 
FTI Bond Fund generated a total return of 7.53%* for the year ending November 30, 2000, compared to 7.38% for the Lipper Intermediate Bond Fund Universe and 9.06% for the Lehman Brother’s Aggregate Bond Index.** The first six months of the year were characterized by substantial Federal Reserve Board (Fed) tightening and strong economic growth, while the second half of the year saw a sharp slowing in economic growth and a Fed clearly leaning toward the potential for a rate cut early in 2001. The Fund underperformed the Lehman Brother’s Aggregate Bond Index due to its overweight exposure in corporate securities in the first half of the year. During the reporting period, the major structural change in the portfolio was a sharp reduction in the Fund’s exposure in corporate securities, from 43% to 30%, as the U.S. economy weakened. The proceeds from this reduction were moved into the government and mortgage sectors. The Fund’s yield at the end of November 2000 is 6.81% and has not changed sinc e last year, while the average maturity was extended from 9.1 years to 9.3 years.
 
Market Review
 
During the first six months of the fiscal year, the U.S. Treasury yield curve inverted, short-term rates were higher than long-term rates, with the 2-year yield rising from 6.02% to 6.68%, and the 10-year yield rising from 6.19% to 6.27%. Although the 10-year yield rose only 8 basis points (0.08%) during this period, it exhibited high volatility. Ten-year yields rose from 6.19% on November 30 to 6.79% by mid-January following a smooth Y2K transition and stronger-than-expected economic activity reports for December. Yields then declined to 5.70% by early April, primarily due to the announcement of a much larger-than-expected debt buyback program and expectations the Fed was going to prevent a sharp rise in inflation, in spite of the strong growth posted in the last six months of 1999. Both these events instigated substantial unwinding of curve steepening trades that were currently dominating market expectations. Ten-year yields rose from 5.70% in early April to 6.60% by mid-May, as first quarter inflation rep orts, the Employment Cost Index and the Gross Domestic Product (GDP) deflator posted much stronger-than-expected increases, and the Fed raised short-term rates another 50 basis points to 6.50%. Yields drifted lower into month-end on the back of some softer manufacturing data, notably durable goods orders, that fueled sentiment the economy was beginning to moderate and the Fed tightening cycle was nearing an end.
 
During the last six months of the Fund’s fiscal year, the bond market turned in a mirror-image performance of the first six months as the yield curve disinverted (short-term rates declining more than longer-term rates), with 2-year yields declining from 6.68% to 5.62% and 10-year yields falling from 6.27% to 5.47%. The decline in yields primarily reflects the deceleration in economic activity and significant weakness in the equity markets in November. Two-year yields declined in each of the last six months. Initially, yields declined to reflect the end of the Fed’s tightening policies; subsequently yields declined even further on prospects for a future Fed easing. By the end of November, both the federal funds target rate futures contracts and market consensus was that the Fed was likely to lower rates early in 2001. The Nasdaq declined 22.1% in the year ending November 30,
 
 *
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

 
**
Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

 

 
 
falling 22.9% in November 2000 alone, largely due to a series of earnings warnings in leading technology companies such as Hewlett Packard and Gateway, coupled with increased fears of an economic “hard landing.”
 
The corporate sector was the weakest of the major U.S. sectors, with almost all of the underperformance coming in the first half of the year. The corporate sector was hit by a number of negatives in the first half of the year, the major ones being the inversion in the U.S. Treasury yield curve, the volatile equity market and the tightening in liquidity on the back of the aggressive Fed rate hikes. In addition, some specific company and industry credit events occurred, primarily in the automotive, telecom, capital goods and finance sectors.
 
Investment Outlook and Strategy
 
The U.S. economic slowdown appears to be gaining momentum. The U.S. purchasing managers index fell to a new low for the year, with the employment component confirming companies are beginning to shed workers in response to falling profit margins. As a result, consumer spending should continue to decline, abetted by falling stock prices and a low savings rate. Additionally, declining return expectations for capital investment, after a long period of double digit growth, indicate that investment spending will decelerate over the next six months, helping to weaken economic growth considerably. While a recession is unlikely, averting a hard landing (1-2% GDP) requires the Fed to respond in a timely manner. The environment is supportive for bond markets, and consequently the Fund’s duration is 0.80 longer than the Lehman Brother’s Aggregate Bond Index with an emphasis on high quality instruments.*
 
The mortgage sector continued to face the headwinds of underperforming corporate credits. Their attractive spreads continue to make them a strong competitor to other sectors. As mentioned previously, the ability of homeowners to refinance their mortgages has increased in efficiency. This efficiency should only continue to improve, especially with the combination of the Internet and very strong competition between mortgage underwriters. The higher coupon mortgages are the most attractive with their short effective duration and very high yields. We are rolling the mortgages to further enhance their yield while avoiding reinvestment risk from prepayments. Longer term the focus of the mortgage section will continue to be on higher yielding issues. If the Fed lowers rates substantially, we will look for opportunities in securities that will benefit from a steep Treasury yield curve.
 
The corporate sector under-performance highlights the volatility of the sector this year. Yield spreads are at the highs of the year and exceed the peaks of the previous fifteen years, which includes the recession of 1991 and the Russian default in 1998. Higher quality issues will continue to be emphasized in the portfolio as leaders in improving sectors are performing better than the average issuers. This is especially true for the finance and telecom sectors. The energy and utility sectors continue to benefit from their “safe haven” status.
 
The high yield sector continued to suffer because of declining equity markets, slowing economic growth and earnings warnings. Moody’s Investors Service added to the negative sentiment by increasing its prediction that defaults in 2001 will reach 9.1%. We think the higher quality companies, especially in the energy, utility and healthcare sectors, will continue to outperform.
 
 *
Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

 
 

 
 
Longer-term we will be looking for opportunities to increase our weightings in higher yielding issuers. That opportunity should develop after the Fed lowers short-term rates, equity markets stabilize and outflows from high yield mutual funds are curtailed. The best opportunity in the investment grade corporate market will be to buy longer maturities, which will allow the fund to lock in the very attractive yield spreads. The high yield sector will be more challenging because some of the greatest excesses have occurred in this sector. This will eventually lead to very strong returns. The benefit for the fund now is that the higher quality issues in the sector should have very strong returns, therefore reducing the need to buy the lower quality issues, allowing the fund to comfortably maintain a “AA” average quality.
 
 

 
 
FTI Municipal Bond Fund
 
Performance
 
FTI Municipal Bond Fund generated a total return of 5.21%* for the year ending November 30, 2000, compared to 5.80% for the Lipper Intermediate Municipal Debt** category. The first six months of the year were characterized by substantial Federal Reserve Board (Fed) tightening and strong economic growth, while the second half of the year saw a sharp slowing in economic growth and a Fed clearly leaning toward the potential for a rate cut early in 2001. The Fund underperformed during the year as it was generally positioned conservatively in terms of its average duration and credit profile. The Fund continues to emphasize high quality issuers. During the year, specialty state issues with maturities inside of 10 years have performed extremely well, benefiting from strong retail demand. The yield curve flattened during the year, predominantly in the intermediate maturity range.
 
Market Review
 
During the first six months of the Fund’s fiscal year, the U.S. Treasury yield curve inverted, short-term rates higher than long-term rates, with the 2-year yield rising from 6.02% to 6.68%, and the 10-year yield rising from 6.19% to 6.27%. Although the 10-year yield rose only 8 basis points (0.08%) during this period, it exhibited high volatility. Ten-year yields rose from 6.19% on November 30 to 6.79% by mid-January following a smooth Y2K transition and stronger-than-expected economic activity reports for December. Yields then declined to 5.70% by early April, primarily due to the announcement of a much larger-than-expected debt buyback program and expectations the Fed was going to prevent a sharp rise in inflation, in spite of the strong growth posted in the last six months of 1999. Both these events instigated substantial unwinding of curve steepening trades that were currently dominating market expectations. Ten-year yields rose from 5.70% in early April to 6.60% by mid-May, as first quarter inflat ion reports, the Employment Cost Index and the Gross Domestic Product (GDP) deflator posted much stronger than expected increases, and the Fed raised short-term rates another 50 basis points to 6.50%. Yields drifted lower into month-end on the back of some softer manufacturing data, notably durable goods orders, that fueled sentiment the economy was beginning to moderate and the Fed tightening cycle was nearing an end.
 
During the last six months of the fiscal year, the bond market turned in a mirror-image performance of the first six months as the yield curve disinverted (short-term rates declining more than longer-term rates), with 2-year yields declining from 6.68% to 5.62% and 10-year yields falling from 6.27% to 5.47%. The decline in yields primarily reflects the deceleration in economic activity and significant weakness in the equity markets in November. Two-year yields declined in each of the last six months. Initially, yields declined to reflect the end of the Fed’s tightening policies; subsequently yields declined even further on prospects for a future Fed easing. By the end of November, both the federal funds futures contracts and market consensus was that the Fed was likely to lower rates early in 2001. The Nasdaq declined 22.1% in the year ending November 30, falling 22.9% in November 2000 alone, largely due to a series of earnings warnings in leading technology companies such as Hewlett Packard and Gateway , coupled with increased fears of an economic “hard landing.”
 
 *
Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

 
**	Lipper Intermediate Municipal Debt Funds invest in municipal debt issue with dollar-weighted average maturities of 5 to 10 years.
 
 

 
 
Similar to the Treasury yield curve, the municipal yield curve also flattened during the year while still maintaining its upward sloping bias. Specifically, the spread differential between 2 and 30-year municipal yields has narrowed by 61 basis points from December 1999 with the greatest impact in the first 10 years of the curve. As a sector, municipals underperformed Treasuries as the Treasury market benefited from the Treasury buyback, sector rotation and equity market volatility. As a result, the 10-year tax-exempt/taxable ratio widened from 80% to 86%. Despite the underperformance, the municipal market performed well due to strong retail demand, beginning in the spring as higher absolute yields, attractive valuations and positive technical factors resulted in increased demand for municipals. Retail demand also increased during the summer as the reinvestment of summer-month coupon payments and equity market volatility fueled demand for current coupon bonds. In comparison to retail demand, the impact of i nstitutional demand was modest as mutual funds continued to experience net outflows that were more predominant in the first half of the year and subsided in the second half. Property and casualty insurance companies also had a modest impact with selective participation. Technicals were favorable as municipal new issuance continues to support the market as year-to-date supply has plunged 16% from last year.
 
Investment Outlook and Strategy
 
The U.S. economic slowdown is persevering. The National Association of Public Managers (NAPM)* Index fell to a new low for the year, with the employment component confirming companies are beginning to shed workers in response to falling profit margins. As a result, consumer spending should continue to decline, abetted by falling stock prices and a low savings rate. Additionally, declining return expectations for capital investment, after a long period of double-digit growth, indicate that investment spending will decelerate over the next six months, helping to weaken economic growth considerably. While a recession is unlikely, averting a hard landing (1-2% GDP) requires that the Fed respond in a timely manner. As a result of this supportive environment, we have extended the Fund’s duration by almost a year longer than the Lehman Brothers 7-Year Municipal Index.**
 
Our outlook for the municipal market is favorable due to additional evidence of an economic slowdown and positive technical factors within the municipal market. Retail demand continues to support the market, and due to attractive market valuations, institutional demand may increase as well. Strong demand, combined with an expected drop in municipal supply during December and January, should result in positive municipal performance. Additionally, the reinvestment of January coupon and redemption payments should add further support to the municipal market.
 
 *
The National Association of Purchasing Managers (NAPM) Index is based on a survey of more than 250 companies within 21 industries covering all 50 states. It indicates manufacturing activities during the past 30-day period.

 
**
The Lehman Brothers 7-Year Municipal Index is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 4-6 years. As of January 1996 the index also includes zero coupon bonds subject to the Alternative Minimum Tax. Investments cannot be made in an index.

 
Last Meeting of Shareholders

 
 
A Special Meeting of Trust shareholders was held on November 21, 2000. As of October 11, 2000, the record date for shareholder voting at the meeting, there were 44,619,908 total outstanding Shares. The following items were considered and approved by shareholders. The results of their voting were as follows:
 
Agenda Item 1.    To elect Trustees
 
Trustee	    	For	    	Withheld Authority To Vote

Peter A. Aron	    	40,027,425	    	16,980
Joseph A. Cajigal	    	40,027,425	    	16,980
James C. Goodfellow	    	40,027,425	    	16,980
Burton J. Greenwald	    	40,027,425	    	16,980
Kevin J. O’Donnell	    	40,027,425	    	16,980
 
Agenda Item 2.    To approve an amendment to the Funds’ Declaration of Trust.
 
For	    	Against	    	Abstentions

39,958,810	    	71,787	    	13,808
 
Agenda Item 3.    To ratify the selection of Ernst & Young LLP as independent accountants for each of the Funds.
 
For	    	Against	    	Abstentions

39,969,053	    	61,544	    	13,808
 
Agenda Item 4.    To amend the Funds’ fundamental investment policy regarding diversification.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,455,775	    	59	    	237,973
Small Cap Equity Fund	    	3,809,690	    	3,113	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
 

 
 
Agenda Item 5.    To amend the Funds’ fundamental investment policy regarding issuing senior securities and borrowing money.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,202	    	5,605	    	0
Small Cap Equity Fund	    	3,804,993	    	7,810	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
Agenda Item 6.    To amend the Funds’ fundamental investment policy regarding investments in real estate.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,711	    	5,096	    	0
Small Cap Equity Fund	    	3,804,993	    	7,810	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
Agenda Item 7.    To amend the Funds’ fundamental investment policy regarding investments in commodities.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,711	    	5,096	    	0
Small Cap Equity Fund	    	3,804,993	    	7,810	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
Agenda Item 8.    To amend the Funds’ fundamental investment policy regarding underwriting securities.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,711	    	5,096	    	0
Small Cap Equity Fund	    	3,808,106	    	4,697	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 

 
 
Agenda Item 9.    To amend the Funds’ fundamental investment policy regarding lending by the Funds.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,711	    	5,096	    	0
Small Cap Equity Fund	    	3,804,993	    	7,810	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
Agenda Item 10.    To amend the Funds’ fundamental investment policy regarding concentration of the Funds’ investments in the securities of companies in the same industry.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,693,748	    	59	    	0
Small Cap Equity Fund	    	3,808,106	    	4,697	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
Agenda Item 11.    To remove the Funds’ fundamental investment policy on selling securities short and to amend, and to make non-fundamental, the Funds’ fundamental investment policy regarding buying securities on margin.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,711	    	5,096	    	0
Small Cap Equity Fund	    	3,804,993	    	7,810	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
 
Agenda Item 12.    To amend, and to make non-fundamental, the Funds’ fundamental investment policy regarding pledging assets.
 
Fund	    	For	    	Against	    	Abstained

International Equity Fund	    	5,688,711	    	5,096	    	0
Small Cap Equity Fund	    	3,804,993	    	7,810	    	13,808
Large Cap Growth and Income Fund	    	8,826,047	    	58,372	    	0
Large Cap Growth Fund	    	3,168,535	    	0	    	0
Bond Fund	    	10,858,195	    	0	    	0
Municipal Bond Fund	    	7,542,770	    	0	    	0
FTI Large Capitalization Growth and Income Fund

 
 
Growth of $10,000 Invested in FTI Large Capitalization Growth and Income Fund
 
The graph below illustrates the hypothetical investment of $10,000* in the FTI Large Capitalization Growth and Income Fund (the “Fund”) from December 11, 1998 (start of performance) to November 30, 2000 compared to the Standard & Poor’s 500 Composite Stock Price Index (S&P 500).†
[Graphic Representation Omitted—See Appendix]
 
Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.
 
†
The S&P 500 Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

 
FTI Large Capitalization Growth Fund

 
Growth of $10,000 Invested in FTI Large Capitalization Growth Fund
 
The graph below illustrates the hypothetical investment of $10,000* in the FTI Large Capitalization Growth Fund (the “Fund”) from December 11, 1998 (start of performance) to November 30, 2000 compared to the Standard and Poor’s 500 Composite Stock Price Index (S&P 500)† and the Russell 1000 Growth Index (RUS1).
[Graphic Representation Omitted—See Appendix]
 
Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 Index has been adjusted to reflect reinvestment of dividends on securities in the index.
 
†
The S&P 500 and the Russell 1000 Growth Indices are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The investment adviser has elected to change the benchmark from S&P 500 to RUS1. The RUS1 is more representative of the securities typically held by the Fund. The indices are unmanaged.

 
FTI International Equity Fund

 
Growth of a $10,000 Investment in FTI International Equity Fund
 
The graph below illustrates the hypothetical investment of $10,000* in the FTI International Equity Fund (the “Fund”) from December 22, 1995 (start of performance) to November 30, 2000 compared to the MSCI Europe, Austrailaisa, and Far East Index (MSCI EAFE).†
[Graphic Representation Omitted—See Appendix]
 
Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 
*	The Fund’s performance assumes the reinvestment of all dividends and distributions. The MSCI EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.
 
†
The MSCI EAFE Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged.

 
FTI Small Capitalization Equity Fund

 
Growth of $10,000 Invested in FTI Small Capitalization Equity Fund
 
The graph below illustrates the hypothetical investment of $10,000* in the FTI Small Capitalization Equity Fund (the “Fund”) from December 22, 1995 (start of performance) to November 30, 2000 compared to the Russell 2000 Growth Index (RUS2).†
[Graphic Representation Omitted—See Appendix]
 
Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 
*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Russell 2000 Growth Index has been adjusted to reflect reinvestment of dividends on securities in the index.

 
†
The Russell 2000 Growth Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

 
FTI Bond Fund

 
Growth of $10,000 Invested in FTI Bond Fund
 
The graph below illustrates the hypothetical investment of $10,000* in the FTI Bond Fund (the “Fund”) from December 11, 1998 (start of performance) to November 30, 2000 compared to the Lehman Brothers Aggregate Bond Index (LBAB1).†
[Graphic Representation Omitted—See Appendix]
 
Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 
*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Aggregate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

 
†
The Lehman Brothers Aggregate Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

 
FTI Municipal Bond Fund

 
Growth of $10,000 Invested in FTI Municipal Bond Fund
 
The graph below illustrates the hypothetical investment of $10,000* in the FTI Municipal Bond Fund (the “Fund”) from December 11, 1998 (start of performance) to November 30, 2000 compared to the Lehman Brothers Municipal Bond 7-Year Index (LB7MB).†
[Graphic Representation Omitted—See Appendix]
 
Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
 
*
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Municipal Bond 7-Year Index has been adjusted to reflect reinvestment of dividends on securities in the index.

 
†
The Lehman Brothers Municipal Bond 7-Year Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

FTI Large Capitalization Growth and Income Fund
Portfolio of Investments
November 30, 2000

 
                  Shares	  	 	  	Value

          	  		  	           
 	  	Common Stocks—97.4%
 	  	Commercial Services—2.9%
65,000	  	Interpublic Group Cos., Inc.	  	$ 2,539,062
  	 	  	 
 	  	Communications—3.4%
53,000	  	Verizon Communications	  	2,977,937
  	 	  	 
 	  	Consumer Durables—1.4%
57,000	  	(1)General Motors Corp., Class H	  	1,239,180
  	 	  	 
 	  	Consumer Non-Durables—2.9%
34,000	  	Procter & Gamble Co.	  	2,545,750
  	 	  	 
 	  	Electronic Technology—18.9%
42,000	  	(1)Analog Devices, Inc.	  	2,084,250
37,000	  	(1)Cisco Systems, Inc.	  	1,771,375
84,000	  	Hewlett-Packard Co.	  	2,656,500
85,000	  	Intel Corp.	  	3,235,312
34,000	  	International Business Machines Corp.	  	3,179,000
42,000	  	Nortel Networks Corp.	  	1,585,500
70,000	  	(1)Solectron Corp.	  	1,960,000
  	 	  	 
 	  	Total	  	16,471,937
  	 	  	 
 	  	Energy Minerals—9.7%
76,000	  	BP Amoco PLC, ADR	  	3,605,250
55,000	  	Exxon Mobil Corp.	  	4,840,000
  	 	  	 
 	  	Total	  	8,445,250
  	 	  	 
 	  	Finance—21.6%
40,000	  	AXA-UAP, ADR	  	2,800,000
26,000	  	American International Group, Inc.	  	2,520,375
41,000	  	Chase Manhattan Corp.	  	1,511,875
30,000	  	Chubb Corp.	  	2,445,000
40,000	  	Fannie Mae	  	3,160,000
47,000	  	St. Paul Cos., Inc.	  	2,355,875
 
Shares or Principal Amount	  	 	  	Value

          	  		  	           
 	  	Common Stocks (continued)
 	  	Finance (continued)
50,000	  	XL Capital Ltd.	  	$ 3,990,625
  	 	  	 
 	  	Total	  	18,783,750
  	 	  	 
 	  	Health Technology—16.2%
34,000	  	(1)Amgen, Inc.	  	2,163,250
40,000	  	Johnson & Johnson	  	4,000,000
35,000	  	Lilly (Eli) & Co.	  	3,279,063
50,000	  	Merck & Co., Inc.	  	4,634,375
  	 	  	 
 	  	Total	  	14,076,688
  	 	  	 
 	  	Producer Manufacturing—12.4%
118,000	  	General Electric Co.	  	5,848,375
65,000	  	Honeywell International, Inc.	  	3,168,750
33,000	  	Tyco International Ltd.	  	1,740,750
  	 	  	 
 	  	Total	  	10,757,875
  	 	  	 
 	  	Technology Services—3.3%
55,000	  	Electronic Data Systems Corp.	  	2,911,563
  	 	  	 
 	  	Transportation—2.2%
31,000	  	United Parcel Service, Inc.	  	1,881,313
  	 	  	 
 	  	Utilities—2.5%
33,000	  	Enron Corp.	  	2,136,750
  	 	  	 
 	  	Total Common Stocks (identified cost $50,611,512)	  	84,767,055
  	 	  	 
 	  	(2)Repurchase Agreement—2.6%
$2,256,000	  	J.P. Morgan & Co., Inc., 5.35%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	  	2,256,000
  	 	  	 
 	  	Total Investments (identified cost $52,867,512)(3)	  	$87,023,055
  	  	  	 
 
 
(1)	Non-income producing security.
 
(2)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio of investments.
 
(3)
The cost of investments for federal tax purposes amounts to $52,867,512. The net unrealized appreciation of investments on a federal tax basis amounts to $34,155,543 which is comprised of $36,634,522 appreciation and $2,478,979 depreciation at November 30, 2000.

 
Note: The categories of investments are shown as a percentage of net assets ($87,052,444) at November 30, 2000.
 
The following acronym is used throughout this portfolio:
 
ADR —American Depositary Receipt
 
(See Notes which are an integral part of the Financial Statements)
FTI Large Capitalization Growth Fund
Portfolio of Investments
November 30, 2000

 
                  Shares	  	 	  	Value

          	  		  	           
 	  	Common Stocks—84.9%
 	  	Consumer Durables—1.6%
25,000	  	General Motors Corp., Class H	  	$   543,500
  	 	  	 
 	  	Consumer Services—3.5%
9,000	  	Time Warner, Inc.	  	558,000
12,000	  	(1)Viacom, Inc., Class B	  	613,500
  	 	  	 
 	  	Total	  	1,171,500
  	 	  	 
 	  	Electronic Technology—25.9%
12,000	  	(1)Analog Devices, Inc.	  	595,500
25,000	  	(1)Cisco Systems, Inc.	  	1,196,875
5,500	  	(1)Comverse Technology, Inc.	  	474,031
10,000	  	Corning, Inc.	  	585,000
13,000	  	(1)EMC Corp.	  	966,875
32,000	  	(1)Flextronics International Ltd.	  	802,000
15,000	  	Gemstar-TV Guide International, Inc.	  	610,313
16,000	  	Intel Corp.	  	609,000
10,000	  	(1)JDS Uniphase Corp.	  	500,625
6,500	  	(1)Network Appliance, Inc.	  	320,937
2,500	  	Qualcomm, Inc.	  	200,625
2,000	  	SDL, Inc.	  	363,500
17,000	  	(1)Solectron Corp.	  	476,000
12,000	  	(1)Sun Microsystems, Inc.	  	912,750
  	 	  	 
 	  	Total	  	8,614,031
  	 	  	 
 	  	Energy—1.7%
14,000	  	Transocean Sedco Forex, Inc.	  	558,250
  	 	  	 
 	  	Finance—9.7%
8,800	  	American International Group, Inc.	  	853,050
19,000	  	Citigroup, Inc.	  	946,437
2,500	  	Marsh & McLennan Cos., Inc.	  	287,812
13,000	  	Morgan Stanley Dean Witter & Co.	  	823,875
6,500	  	St. Paul Cos., Inc.	  	325,812
  	 	  	 
 	  	Total	  	3,236,986
  	 	  	 
 	  	Health Services—2.4%
8,000	  	Cardinal Health, Inc.	  	799,500
  	 	  	 
 	  	Health Technology—13.5%
10,500	  	(1)Amgen, Inc.	  	668,063
6,000	  	Applera Corp.	  	495,750
 
Shares or Principal Amount	  	 	  	Value

          	  		  	           
 	  	Common Stocks (continued)
 	  	Health Technology (continued)
8,600	  	Genentech, Inc.	  	$   585,338
6,000	  	Johnson & Johnson	  	600,000
6,000	  	Medtronic, Inc.	  	319,500
10,000	  	Merck & Co., Inc.	  	926,875
20,000	  	Pfizer, Inc.	  	886,250
  	 	  	 
 	  	Total	  	4,481,776
  	 	  	 
 	  	Industrial Services—3.7%
15,000	  	Enron Corp.	  	971,250
10,000	  	Santa Fe International Corp.	  	246,875
  	 	  	 
 	  	Total	  	1,218,125
  	 	  	 
 	  	Producer Manufacturing—6.9%
21,000	  	General Electric Co.	  	1,040,813
24,000	  	Tyco International Ltd.	  	1,266,000
  	 	  	 
 	  	Total	  	2,306,813
  	 	  	 
 	  	Retail Trade—3.3%
12,000	  	Home Depot, Inc.	  	470,250
12,000	  	Wal-Mart Stores, Inc.	  	626,250
  	 	  	 
 	  	Total	  	1,096,500
  	 	  	 
 	  	Technology Services—10.8%
7,000	  	(1)America Online, Inc.	  	284,270
14,000	  	BEA Systems, Inc.	  	819,875
7,500	  	Mercury Interactive Corp.	  	504,844
20,000	  	Oracle Corp.	  	530,000
11,000	  	(1)Siebel Systems, Inc.	  	768,625
7,000	  	(1)Veritas Software Corp.	  	682,938
  	 	  	 
 	  	Total	  	3,590,552
  	 	  	 
 	  	Telecommunications—1.9%
30,000	  	BroadWing, Inc.	  	645,000
  	 	  	 
 	  	Total Common Stocks (identified cost $22,853,888)	  	28,262,533
  	 	  	 
 	  	(2)Repurchase Agreement—11.8%
$3,923,000	  	J.P. Morgan & Co., Inc., 5.35%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	  	3,923,000
  	 	  	 
 	  	Total Investments (identified cost $26,776,888)(3)	  	$32,185,533
  	  	  	 
 
FTI Large Capitalization Growth Fund

 
 
(1)	Non-income producing security.
 
(2)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio of investments.
 
(3)
The cost of investments for federal tax purposes amounts to $26,776,888. The net unrealized appreciation of investments on a federal tax basis amounts to $5,408,645 which is comprised of $7,992,438 appreciation and $2,583,793 depreciation at November 30, 2000.

 
Note: The categories of investments are shown as a percentage of net assets ($33,272,564) at November 30, 2000.
 
(See Notes which are an integral part of the Financial Statements)
FTI International Equity Fund
Portfolio of Investments
November 30, 2000

 
Shares	  	 	  	Value

          	  		  	           
 	  	Common Stock—102.6%
 	  	Australia—1.1%
260,000	  	Woolworth’s Ltd.	  	$  1,061,957
  	 	  	 
 	  	Canada—2.2%
55,000	  	Nortel Networks Corp.	  	2,076,250
  	 	  	 
 	  	Denmark—1.6%
24,200	  	ISS International Service, Class B	  	1,495,674
  	 	  	 
 	  	Finland—1.9%
42,000	  	Nokia Oyj	  	1,758,592
  	 	  	 
 	  	France—18.1%
36,000	  	Accor SA	  	1,355,532
63,400	  	Alcatel SA	  	3,142,560
30,000	  	Carrefour SA	  	1,806,594
10,100	  	Castorama Dubois	  	2,283,570
6,100	  	Coflexip SA	  	726,725
97,000	  	(1)Havas Advertising SA	  	1,265,268
46,200	  	STMicroelectronics NV	  	1,946,504
30,000	  	Sanofi Synthelabo SA	  	1,826,160
16,727	  	Total Fina SA, Class B	  	2,389,875
  	 	  	 
 	  	Total	  	16,742,788
  	 	  	 
 	  	Germany—6.8%
40,600	  	Bayerische Motoren Werke AG	  	1,205,692
9,300	  	Ergo Versicherungs Gruppe	  	1,294,774
50,000	  	Metro AG	  	2,143,999
30,000	  	Schering AG	  	1,635,196
  	 	  	 
 	  	Total	  	6,279,661
  	 	  	 
 	  	Hong Kong—3.3%
100,000	  	Cheung Kong (Holdings) Ltd.	  	1,125,022
150,000	  	(1)China Telecom (Hong Kong) Ltd.	  	815,400
83,617	  	HSBC Holdings PLC	  	1,120,275
  	 	  	 
 	  	Total	  	3,060,697
  	 	  	 
 	  	Ireland—1.3%
108,000	  	Allied Irish Banks PLC	  	1,169,264
  	 	  	 
 	  	Italy—3.9%
129,800	  	Arn Mondadori Edit	  	1,304,824
461,000	  	Unicredito Italiano SPA	  	2,305,092
  	 	  	 
 	  	Total	  	3,609,916
  	 	  	 
Shares	  	 	  	Value

          	  		  	           
 	  	Common Stock (continued)
 	  	Japan—19.6%
9,100	  	Advantest	  	$  1,068,127
50,000	  	Canon, Inc.	  	1,960,784
6,600	  	Keyence Corp.	  	1,734,415
77	  	NTT DoCoMo, Inc.	  	1,964,480
100,000	  	Nomura Securities Co., Ltd.	  	2,100,518
60,000	  	Pioneer Electronic Corp.	  	1,914,807
7,500	  	Rohm Co.	  	1,805,274
50,000	  	Sharp Corp.	  	594,997
13,000	  	Sony Corp.	  	979,761
41,000	  	Takeda Chemical Industries, Ltd.	  	2,535,587
40,000	  	Tokyo Broadcasting System, Inc.	  	1,478,476
  	 	  	 
 	  	Total	  	18,137,226
  	 	  	 
 	  	Luxembourg—1.5%
10,500	  	(1)Societe Europeenne des Satellites	  	1,369,620
  	 	  	 
 	  	Mexico—5.6%
20,000	  	(1)Grupo Televisa SA, GDR	  	931,250
50,000	  	Telefonos de Mexico, Class L, ADR	  	2,343,750
900,000	  	Wal-Mart de Mexico	  	1,951,220
  	 	  	 
 	  	Total	  	5,226,220
  	 	  	 
 	  	Netherlands—2.4%
67,900	  	Koninklijke (Royal)	  	2,244,332
  	 	  	 
 	  	Singapore—2.9%
96,309	  	DBS Group Holdings Ltd.	  	1,092,611
58,480	  	Datacraft Asia Ltd.	  	356,728
80,000	  	Singapore Press Holdings Ltd.	  	1,245,083
  	 	  	 
 	  	Total	  	2,694,422
  	 	  	 
 	  	Spain—5.3%
182,500	  	Banco Bilbao Vizcaya SA	  	2,437,663
75,000	  	Banco Popular Espanol SA	  	2,478,360
  	 	  	 
 	  	Total	  	4,916,023
  	 	  	 
 	  	Sweden—1.0%
83,000	  	Skand Enskilda BKN, Class A	  	888,253
  	 	  	 
 	  	Switzerland—6.3%
3,000	  	Adecco SA	  	1,865,607
531	  	Baer Holdings AG	  	2,427,673
1,760	  	Serono SA-B	  	1,530,259
  	 	  	 
 	  	Total	  	5,823,539
  	 	  	 
FTI International Equity Fund

 
Shares	  	 	  	Value

	  		  
 	  	Common Stock (continued)
 	  	Taiwan, Province of China—0.4%
22,470	  	(1)Taiwan Semiconductor Manufacturing Co., ADR	  	$   377,777
  	 	  	 
 	  	United Kingdom—14.4%
115,000	  	Amvescap PLC	  	1,798,009
35,000	  	COLT Telecom Group PLC	  	601,942
45,000	  	(1)Celltech PLC	  	738,747
51,900	  	Glaxo Wellcome PLC	  	1,517,410
250,000	  	(1)Granada Compass PLC	  	2,391,423
Shares	  	 	  	Value

	  		  
 	  	Common Stock (continued)
 	  	United Kingdom (continued)
100,000	  	(1)Exel PLC	  	$ 1,563,486
104,000	  	Reed International PLC	  	934,226
131,700	  	Royal Bank of Scotland PLC, Edinburgh	  	2,714,283
256,400	  	Tesco PLC	  	1,031,349
  	 	  	 
 	  	Total	  	13,290,875
  	 	  	 
 	  	United States—3.0%
45,000	  	Schlumberger Ltd.	  	2,790,000
  	 	  	 
 	  	Total Investments (identified cost $89,317,473)(2)	  	$95,013,086
  	  	  	 
 
(1)	Non-income producing security.
 
(2)
The cost of investments for federal tax purposes amounts to $89,737,375. The net unrealized appreciation of investments on a federal tax basis amounts to $5,275,711 which is comprised of $13,554,000 appreciation and $8,278,289 depreciation at November 30, 2000.

 
Note: The categories of investments are shown as a percentage of net assets ($92,600,838) at November 30, 2000.
 
The following acronyms are used throughout this portfolio:
 
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
 
(See Notes which are an integral part of the Financial Statements)
 
FTI Small Capitalization Equity Fund
Portfolio of Investments
November 30, 2000

 
Shares	  	 	  	Value
           	  		  	           

 	  	Common Stocks—81.4%
 	  	Commercial Services—5.6%
     59,500	  	(1)ACNielsen Corp.	  	$    1,349,906
27,000	  	(1)Charles River Associates, Inc.	  	249,750
46,200	  	(1)Corporate Executive Board Co.	  	   1,660,312
13,400	  	(1)Diamond Technology Partners, Class A	  	423,775
16,000	  	G & K Services, Inc., Class A	  	430,000
70,000	  	(1)On Assignment, Inc.	  	1,754,375
15,000	  	(1)School Specialty, Inc.	  	248,437
  	 	  	 
 	  	Total	  	6,116,555
  	 	  	 
 	  	Consumer Durables—0.7%
50,000	  	(1)Furniture Brands International, Inc.	  	790,625
  	 	  	 
 	  	Consumer Non-Durables—1.0%
35,000	  	(1)Hain Celestial Group, Inc.	  	1,041,250
  	 	  	 
 	  	Consumer Services—2.5%
34,000	  	(1)Lamar Advertising Co.	  	1,326,000
55,000	  	Penton Media, Inc.	  	1,450,625
  	 	  	 
 	  	Total	  	2,776,625
  	 	  	 
 	  	Distribution Services—1.2%
22,000	  	Bindley Western Industries, Inc.	  	693,000
42,500	  	(1)United Natural Foods, Inc.	  	616,250
  	 	  	 
 	  	Total	  	1,309,250
  	 	  	 
 	  	Education—2.4%
54,000	  	(1)DeVry, Inc.	  	1,636,875
30,000	  	(1)Education Management Corp.	  	1,018,125
  	 	  	 
 	  	Total	  	2,655,000
  	 	  	 
 	  	Electronic Technology—4.4%
16,600	  	(1)Alpha Industries, Inc.	  	507,337
10,500	  	(1)Comverse Technology, Inc.	  	904,969
10,000	  	(1)Extreme Networks, Inc.	  	513,750
16,000	  	(1)Gemstar International Group Ltd.	  	651,000
9,650	  	(1)JDS Uniphase Corp.	  	483,103
16,800	  	(1)Network Appliance, Inc.	  	829,500
600	  	(1)ONI Systems Corp.	  	26,100
8,200	  	(1)PMC-Sierra, Inc.	  	755,937
2,800	  	(1)Plexus Corp.	  	113,400
  	 	  	 
 	  	Total	  	4,785,096
  	 	  	 
Shares	  	 	  	Value

           	  		  	           
 	  	Common Stocks (continued)
 	  	Environmental Control—1.9%
60,000	  	(1)Tetra Tech, Inc.	  	$    2,096,250
  	 	  	 
 	  	Financial Sevices—14.7%
39,000	  	(1)ChoicePoint, Inc.	  	   2,052,375
38,000	  	City National Corp.	  	1,256,375
46,200	  	Investment Technology Group, Inc.	  	1,397,550
50,000	  	Investors Financial Services Corp.	  	3,300,000
24,000	  	Legg Mason, Inc.	  	1,095,000
22,000	  	PMI Group, Inc.	  	1,398,375
30,000	  	(1)Prepaid Legal Services, Inc.	  	868,125
18,600	  	Radiant Group, Inc.	  	1,209,000
13,600	  	RenaissanceRe Holdings Ltd.	  	986,000
17,000	  	Roslyn Bancorp, Inc.	  	400,563
63,700	  	WestAmerica Bancorporation	  	2,169,781
  	 	  	 
 	  	Total	  	16,133,144
  	 	  	 
 	  	Health Services—9.1%
48,800	  	(1)First Health Group Corp.	  	2,296,650
72,000	  	(1)Health Net, Inc.	  	1,692,000
30,100	  	Hooper Holmes, Inc.	  	300,699
44,500	  	(1)Lincare Holdings, Inc.	  	1,963,563
23,700	  	(1)RehabCare Group, Inc.	  	1,025,025
48,000	  	(1)Renal Care Group, Inc.	  	1,044,000
52,800	  	(1)Triad Hospitals, Inc.	  	1,577,400
  	 	  	 
 	  	Total	  	9,899,337
  	 	  	 
 	  	Health Technology—12.4%
12,150	  	(1)Affymetrix, Inc.	  	716,850
10,500	  	(1)Alexion Pharmaceuticals, Inc.	  	880,031
36,800	  	(1)Alkermes, Inc.	  	1,099,400
16,600	  	(1)Caliper Technologies Corp.	  	735,587
45,000	  	(1)Charles River Laboratories International, Inc.	  	961,875
27,200	  	(1)Dyax Corp.	  	639,200
38,500	  	(1)Geltex Pharmaceuticals, Inc.	  	2,139,156
9,800	  	(1)Genaissance Pharmaceuticals, Inc.	  	191,100
9,400	  	(1)IDEC Pharmaceuticals Corp.	  	1,636,188
59,000	  	(1)Immunogen, Inc.	  	1,486,063
14,400	  	(1)Invitrogen Corp.	  	1,037,700
16,700	  	(1)Tanox, Inc.	  	642,950
20,000	  	(1)Tularik, Inc.	  	552,500
13,000	  	(1)Waters Corp.	  	836,062
  	 	  	 
 	  	Total	  	13,554,662
  	 	  	 
FTI Small Capitalization Equity Fund

 
                  Shares	  	 	  	Value

           	  		  	           
 	  	Common Stocks (continued)
 	  	Industrial Services—4.9%
25,000	  	(1)BJ Services Co.	  	$    1,331,250
22,500	  	Helmerich & Payne, Inc.	  	670,781
35,000	  	(1)National-Oilwell, Inc.	  	   1,115,625
24,500	  	(1)Quanta Services, Inc.	  	764,094
66,000	  	(1)UTI Energy Corp.	  	1,476,750
  	 	  	 
 	  	Total	  	5,358,500
  	 	  	 
 	  	Insurance—1.3%
9,500	  	(1)Markel Corp.	  	1,414,313
  	 	  	 
 	  	Process Industries—1.3%
57,000	  	Aptargroup, Inc.	  	1,425,000
  	 	  	 
 	  	Producer Manufacturing—1.1%
65,550	  	(1)Cable Design Technologies, Class A	  	983,250
14,800	  	(1)Grant Prideco, Inc.	  	209,050
  	 	  	 
 	  	Total	  	1,192,300
  	 	  	 
 	  	Retail Trade—1.7%
11,100	  	Regis Corp. Minnesota	  	174,131
49,200	  	(1)Rent-A-Center, Inc.	  	1,220,775
30,400	  	(1)Valuevision International, Inc., Class A	  	471,200
  	 	  	 
 	  	Total	  	1,866,106
  	 	  	 
Shares or Principal Amount	  	 	  	Value

           	  		  	           
 	  	Common Stocks (continued)
 	  	Technology Services—13.8%
53,700	  	(1)Actuate Software Corp.	  	$    1,088,264
66,000	  	(1)Bisys Group, Inc.	  	   2,838,000
18,500	  	(1)Business Objects SA, ADR	  	1,144,688
15,200	  	(1)Exodus Communications, Inc.	  	345,800
37,000	  	(1)Fiserv, Inc.	  	2,067,375
31,400	  	Henry Jack & Associates, Inc.	  	1,683,825
5,170	  	(1)I2 Technologies, Inc.	  	498,905
21,500	  	(1)Informatica Corp.	  	1,502,313
23,700	  	(1)Manhattan Associates, Inc.	  	948,000
16,200	  	(1)Mercury Interactive Corp.	  	1,090,463
12,700	  	(1)Micromuse, Inc.	  	1,116,013
8,000	  	(1)Veritas Software Corp.	  	780,500
  	 	  	 
 	  	Total	  	15,104,146
  	 	  	 
 	  	Telecommunications—1.4%
4,900	  	BroadWing, Inc.	  	105,350
11,609	  	(1)Clear Channel Communications, Inc.	  	586,254
21,200	  	(1)SBA Communications Corp.	  	789,700
  	 	  	 
 	  	Total	  	1,481,304
  	 	  	 
 	  	Total Common Stocks (identified cost $62,432,507)	  	88,999,463
  	 	  	 
 	  	(2)Repurchase Agreement—16.1%
$17,643,000	  	J.P. Morgan & Co., Inc., 5.35%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	  	17,643,000
  	 	  	 
 	  	Total Investments (identified cost $80,075,507)(3)	  	$106,642,463
  	  	  	 
 
(1)	Non-income producing security.
 
(2)	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio of investments.
 
(3)
The cost of investments for federal tax purposes amounts to $80,092,236. The net unrealized appreciation of investments on a federal tax basis amounts to $26,550,227 which is comprised of $28,850,527 appreciation and $2,300,300 depreciation at November 30, 2000.

 
Note: The categories of investments are shown as a percentage of net assets ($109,385,400) at November 30, 2000.
 
The following acronym is used throughout this portfolio:
 
ADR—American Depositary Receipt
 
(See Notes which are an integral part of the Financial Statements)
FTI Bond Fund
Portfolio of Investments
November 30, 2000

 
Principal Amount	  	 	  	Value

 	  	Collateralized Mortgage Obligations—1.8%
$2,073,788	  	DLJ Mortgage Acceptance Corp. 1998-2, Class 1PA, 6.75%, 6/19/2028 (identified cost $2,046,905)	  	$  2,032,572
  	 	  	 
 	  	Corporate Bonds—28.4%
 	  	Banking—3.5%
930,000	  	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	  	944,633
847,000	  	Royal Bank of Scotland PLC, Bond, 9.118%, 3/31/2049	  	898,448
2,200,000	  	Sovereign Bancorp, Inc., Sr. Note, 6.625%, 3/15/2001	  	2,184,873
  	 	  	 
 	  	Total	  	4,027,954
  	 	  	 
 	  	Broadcasting & Publishing—1.6%
1,845,000	  	Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	  	1,828,338
  	 	  	 
 	  	Cable Television—1.8%
810,000	  	Adelphia Communications Corp., Sr. Note (Series B), 9.875%, 3/1/2007	  	635,850
575,000	  	CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	  	573,216
1,025,000	  	Charter Communications Holdings Capital Corp., Sr. Note, 8.625%, 4/1/2009	  	876,375
  	 	  	 
 	  	Total	  	2,085,441
  	 	  	 
 	  	Financial Services—3.2%
3,285,000	  	Citigroup, Inc., Sub. Note, 7.25%, 10/1/2010	  	3,267,084
475,000	  	Petacalco Trust, Secd. Note, 10.16%, 12/23/2009	  	476,187
  	 	  	 
 	  	Total	  	3,743,271
  	 	  	 
 	  	Insurance—3.2%
3,000,000	  	Conseco, Inc., Unsecd. Note, 8.75%, 2/9/2004	  	2,085,000
1,600,000	  	GE Global Insurance, Note, 7.50%, 6/15/2010	  	1,652,339
  	 	  	 
 	  	Total	  	3,737,339
  	 	  	 
 
Principal Amount	  	 	  	Value

 	  	Corporate Bonds (continued)
 	  	Multimedia—1.7%
$1,825,000	  	News America Holdings, Inc., Deb., 10.125%, 10/15/2012	  	$  1,965,295
  	 	  	 
 	  	Special Purpose Entity—1.0%
1,000,000	  	RBF Finance Co., Company Guarantee, 11.00%, 3/15/2006	  	1,155,000
  	 	  	 
 	  	Telecommunications—1.5%
1,775,000	  	Telefonica Europe, Company Guarantee, 7.75%, 9/15/2010	  	1,779,938
  	 	  	 
 	  	Transportation—Airlines—2.0%
2,000,000	  	Delta Air Lines, Inc., Pass Thru Cert., Series A-1, 7.379%, 5/18/2010	  	2,029,500
235,000	  	Northwest Airlines, Inc., Note, 8.52%, 4/7/2004	  	230,031
  	 	  	 
 	  	Total	  	2,259,531
  	 	  	 
 	  	Utilities—7.0%
778,590	  	(1)Air 2 Us, Equipment Trust, 8.027%, 10/1/2020	  	802,863
148,516	  	East Coast Power, Sr. Secd. Note, 6.737%, 3/31/2008	  	144,492
160,000	  	Grant Prideco, Inc., Sr. Note, 9.625%, 12/1/2007	  	160,288
1,250,000	  	(1)PSEG Energy Holdings, Note, 9.125%, 2/10/2004	  	1,278,905
2,600,000	  	(1)PSEG Energy Holdings, Note, 10.00%, 10/1/2009	  	2,749,055
3,000,000	  	Utilicorp United, Inc., Sr. Note, 7.625%, 11/15/2009	  	2,880,351
  	 	  	 
 	  	Total	  	8,015,954
  	 	  	 
 	  	Utilities—Electrical & Gas—1.9%
2,090,000	  	Pinnacle Partner, Sr. Note, 8.83%, 8/15/2004	  	2,131,319
  	 	  	 
 	  	Total Corporate Bonds (identified cost $33,517,805)	  	32,729,380
  	 	  	 
 	  	Foreign Bond—0.3%
390,000	  	Republic of Philippines, Note, 10.625%, 3/16/2025 (identified cost $387,535)	  	302,250
  	 	  	 
FTI Bond Fund

 
Principal Amount	  	 	  	Value

 	  	Mortgage Backed Securities—45.8%
 	  	Federal Home Loan Mortgage Corporation—12.4%
$14,198,788	  	7.00%—7.50%, 12/1/1999— 2/1/2030	  	$ 14,375,296
  	 	  	 
 	  	Federal National Mortgage Association—27.4%
31,091,333	  	6.00%—8.00%, 12/1/1999— 11/1/2029	  	31,567,705
  	 	  	 
 	  	Government National Mortgage Association—6.0%
6,885,600	  	7.00%—7.50%, 7/15/2025— 12/15/2028	  	6,896,689
  	 	  	 
 	  	Total Mortgage Backed Securities (identified cost $52,059,515)	  	52,839,690
  	 	  	 
 	  	U.S. Treasury—19.7%
    3,000,000	  	United States Treasury Bond, 6.25%, 5/15/2030	  	3,285,003
    7,390,000	  	United States Treasury Bond, 7.25%, 8/15/2022	  	  8,739,783
 3,500,000	  	United States Treasury Bond, 7.875%, 2/15/2021	  	4,375,403
 
Principal Amount or Shares	  	 	  	Value

 	  	U.S. Treasury (continued)
$4,195,000	  	United States Treasury Note, 6.00%, 8/15/2009	  	$  4,338,465
1,865,000	  	United States Treasury Note, 6.50%, 2/15/2010	  	1,998,096
  	 	  	 
 	  	Total U.S. Treasury (identified cost $22,186,997)	  	22,736,750
  	 	  	 
 	  	Preferred Stock—1.8%
 	  	Special Purpose Entity—1.8%
1,989	  	(1)Centaur Funding Corp. (Series B) (identified cost $1,989,000)	  	2,062,967
  	 	  	 
 	  	Commercial Paper—8.3%
 	  	Telecommunications—8.3%
$9,645,000	  	AT&T Corp. (indentified cost $9,625,608)	  	9,625,608
  	 	  	 
 	  	(2)Repurchase Agreement—1.0%
1,135,000	  	J.P. Morgan & Co., Inc., 5.35%, dated 11/30/2000, due 12/1/2000 (at amortized cost)	  	1,135,000
  	 	  	 
 	  	Total Investments (identified cost $122,948,365)(3)	  	$123,464,217
  	  	  	 
 
 
(1)
Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. These securities have been deemed liquid based upon criteria approved by the fund’s Board of Directors. At November 30, 2000, these securities amounted to $6,893,790 which represents 6.0% of net assets.

 
(2)	The repurchase agreement is fully collateralized by U.S government and/or agency obligations based on market prices at the date of the portfolio of investments.
 
(3)
The cost of investments for federal tax purposes amounts to $123,213,404. The net unrealized appreciation of investments on a federal tax basis amounts to $250,813 which is comprised of $1,723,351 appreciation and $1,472,538 depreciation at November 30, 2000.

 
Note: The categories of investments are shown as a percentage of net assets ($115,316,698) at November 30, 2000.
 
(See Notes which are an integral part of the Financial Statements)
FTI Municipal Bond Fund
Portfolio of Investments
November 30, 2000

 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals—95.5%
 	  	Alabama—1.1%
$    750,000	  	Birmingham, AL, GO UT Bonds, 6.45% (Original Issue Yield: 6.50%), 7/1/2006	  	AA/Aa3	  	$        779,100
  	 	  	 	  	 
 	  	Colorado—1.4%
 1,000,000	  	Denver, CO, City & County School District No. 01, Certificate Participation, 5.50% (Denver School Facilities Leasing Corp.)/(AMBAC INS), 12/15/2008	  	AAA/Aaa	  	   1,040,830
  	 	  	 	  	 
 	  	Florida—1.5%
1,000,000	  	Florida State Department of Environmental Protection, Refunding Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 4.98%), 7/1/2011	  	AAA/Aaa	  	1,098,200
  	 	  	 	  	 
 	  	Georgia—6.9%
2,500,000	  	Fulton County, GA, School District, GO UT Refunding Bonds, 6.375% (Original Issue Yield: 6.60%), 5/1/2012	  	AA/Aa2	  	2,828,825
1,800,000	  	Georgia State, (Series A), 6.25% (Original Issue Yield: 5.35%), 4/1/2011	  	AAA/Aaa	  	2,019,168
160,000	  	Houston County, GA, Development Authority, Emerald Coast Housing, Multifamily Revenue Bonds (Series A), 6.40%, 8/1/2006	  	NR	  	78,400
 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	Georgia (continued)
$    390,000	  	Houston County, GA, Development Authority, Emerald Coast Housing, Multifamily Revenue Bonds (Series A), 6.85%, 8/1/2018	  	NR	  	$        191,100
  	 	  	 	  	 
 	  	Total	  		  	   5,117,493
  	 	  	 	  	 
 	  	Hawaii—3.1%
500,000	  	Hawaii State, GO UT Bonds (Series CJ), 5.80% (Original Issue Yield: 5.85%), 1/1/2005	  	A+/Aa1	  	522,190
 1,675,000	  	Honolulu, HI, City & County, (Series B), 5.50% (Original Issue Yield: 5.70%), 10/1/2011	  	AA-/Aa3	  	1,750,710
  	 	  	 	  	 
 	  	Total	  		  	2,272,900
  	 	  	 	  	 
 	  	Illinois—6.0%
1,000,000	  	Chicago, IL, Refunding Bonds (Series A-2), 6.00% (AMBAC INS)/(Original Issue Yield: 5.55%), 1/1/2011	  	AAA/Aaa	  	1,088,750
1,000,000	  	Du Page, IL, Water Commission, GO UT Refunding Bonds, 6.25% (Original Issue Yield: 6.35%), 3/1/2005	  	AAA/Aaa	  	1,038,360
1,000,000	  	Elgin, IL, GO UT, 6.00% (Original Issue Yield: 5.50%), 1/1/2013	  	NR/Aa2	  	1,066,620
FTI Municipal Bond Fund

 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	Illinois (continued)
$1,000,000	  	Regional Transportation Authority, Revenue Bonds (Series A), 7.20% (AMBAC INS)/ (Original Issue Yield: 7.199%), 11/1/2020	  	AAA/Aaa	  	$  1,210,460
  	 	  	 	  	 
 	  	Total	  		  	  4,404,190
  	 	  	 	  	 
 	  	Indiana—3.3%
1,000,000	  	Indiana Bond Bank, Revenue Bond (Series A), 5.50%, 8/1/2004	  	AAA/NR	  	1,031,530
1,355,000	  	Purdue University, IN, (Series Q), 5.375% (Original Issue Yield: 4.84%), 7/1/2007	  	AA/Aa2	  	1,408,184
  	 	  	 	  	 
 	  	Total	  		  	2,439,714
  	 	  	 	  	 
 	  	Iowa—1.4%
1,005,000	  	Iowa Finance Authority, Hospital Facilities Revenue Bonds, 6.25% (Original Issue Yield: 5.70%), 2/15/2004	  	NR/A1	  	1,035,572
  	 	  	 	  	 
 	  	Kansas—1.4%
1,000,000	  	Kansas State Department of Transportation, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.42%), 9/1/2006	  	AA+/Aa2	  	1,048,820
  	 	  	 	  	 
 	  	Maine—2.7%
660,000	  	Maine State Housing Authority, Refunding Revenue Bonds (Series D-1), 5.05%, 11/15/2016	  	AA/Aa2	  	660,686
1,250,000	  	University of Maine, (Series A), 5.75% (AMBAC INS)/(Original Issue Yield: 5.29%), 3/1/2014	  	AAA/Aaa	  	1,317,112
  	 	  	 	  	 
 	  	Total	  		  	1,977,798
  	 	  	 	  	 
 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	Massachusetts—3.6%
$2,555,000	  	Massachusetts Water Resources Authority, (Series D), 5.50% (Original Issue Yield: 4.96%), 8/1/2011	  	AAA/Aaa	  	$  2,695,142
  	 	  	 	  	 
 	  	Michigan—5.1%
 2,500,000	  	Kent Hospital Finance Authority, MI, (Series A), 5.625% (MBIA INS)/ (Original Issue Yield: 6.15%), 1/15/2026	  	AAA/Aaa	  	  2,653,500
1,000,000	  	Michigan State, GO UT Bonds, 6.25% (Original Issue Yield: 6.40%), 11/1/2012	  	AA+/Aa1	  	1,114,040
  	 	  	 	  	 
 	  	Total	  		  	3,767,540
  	 	  	 	  	 
 	  	Minnesota—5.2%
2,500,000	  	Minnesota State HFA, Revenue Bonds (Series C), 4.85%, 1/1/2024	  	AA+/Aa2	  	2,476,250
1,250,000	  	University of Minnesota, Revenue Bonds, (Series A), 5.75%, 7/1/2013	  	AA/Aa2	  	1,338,537
  	 	  	 	  	 
 	  	Total	  		  	3,814,787
  	 	  	 	  	 
 	  	Mississippi—3.0%
50,000	  	Mississippi Home Corp., Refunding Revenue Bonds (Series G), 5.25% (GNMA COL), 11/1/2017	  	AAA/Aaa	  	49,848
2,000,000	  	Mississippi State, GO UT, 5.75% (Original Issue Yield: 5.01%), 12/1/2012	  	AA/Aa3	  	2,150,060
  	 	  	 	  	 
 	  	Total	  		  	2,199,908
  	 	  	 	  	 
 	  	New Jersey—2.7%
1,000,000	  	New Jersey State Transportation Corp., (Series A), 5.00% (AMBAC INS)/(Original Issue Yield: 4.40%), 2/1/2002	  	AAA/Aaa	  	1,000,430
FTI Municipal Bond Fund

 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	New Jersey (continued)
$1,000,000	  	New Jersey State Transportation Trust Fund Authority, Revenue Bonds (Series A), 6.00% (United States Treasury LOC)/(Original Issue Yield: 6.20%), 6/15/2002	  	NR/Aaa	  	$  1,023,800
  	 	  	 	  	 
 	  	Total	  		  	  2,024,230
  	 	  	 	  	 
 	  	New Mexico—1.5%
 1,000,000	  	New Mexico State Highway Commission, Revenue Bond (Series A), 6.00%, 6/15/2013	  	AA+/Aa2	  	1,076,300
  	 	  	 	  	 
 	  	New York—12.5%
1,280,000	  	Metropolitan Transportation Authority, NY, Revenue Bonds (Series A), 6.25% (MBIA INS), 4/1/2011	  	AAA/Aaa	  	1,432,512
1,420,000	  	New York State Thruway Authority, (Series A), 6.00% (FSA INS)/(Original Issue Yield: 5.61%), 4/1/2014	  	AAA/Aaa	  	1,533,188
1,000,000	  	New York State Thruway Authority, Revenue Bonds (Series A), 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2006	  	AAA/Aaa	  	1,045,220
400,000	  	New York State Urban Development Corp., Refunding Revenue Bonds, 5.50% (HUD Section 236 GTD), 7/1/2005	  	AAA/Aaa	  	416,980
1,000,000	  	Onondaga County, NY, GO UT Bonds, 5.875% (Original Issue Yield: 6.25%), 2/15/2012	  	AA+/Aa2	  	1,088,640
 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	New York (continued)
$1,800,000	  	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series X), 6.625%, 1/1/2012	  	A+/Aa3	  	$  2,068,902
500,000	  	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series Y), 5.90% (Original Issue Yield: 5.95%), 1/1/2007	  	A+/Aa3	  	533,730
 1,000,000	  	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series Y), 6.00% (Original Issue Yield: 6.14%), 1/1/2012	  	A+/Aa3	  	  1,093,630
  	 	  	 	  	 
 	  	Total	  		  	9,212,802
  	 	  	 	  	 
 	  	Ohio—5.6%
1,500,000	  	Columbus, OH, (Series 1), 5.50% (Original Issue Yield: 4.77%), 11/15/2010	  	AAA/Aaa	  	1,596,300
1,425,000	  	Ohio State, GO UT, 5.75% (Original Issue Yield: 5.00%), 2/1/2013	  	AA+/Aa1	  	1,507,565
1,000,000	  	Ohio State Turnpike Commission, Revenue Bonds (Series A), 5.50% (MBIA INS)/ (Original Issue Yield: 5.97%), 2/15/2026	  	AAA/Aaa	  	1,060,560
  	 	  	 	  	 
 	  	Total	  		  	4,164,425
  	 	  	 	  	 
 	  	Oregon—3.3%
1,250,000	  	Lane County, OR, School District No. 019, GO UT Refunding Bonds, 6.00% (FGIC INS)/ (Original Issue Yield: 5.08%), 10/15/2013	  	AAA/Aaa	  	1,373,163
1,000,000	  	Oregon State, GO LT Bonds, 6.75%, 5/1/2005	  	AA/Aa2	  	1,089,850
  	 	  	 	  	 
 	  	Total	  		  	2,463,013
  	 	  	 	  	 
FTI Municipal Bond Fund

 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	Pennsylvania—2.1%
$1,520,000	  	Pennsylvania Infrastructure Investment Authority, Refunding Revenue Bonds, 5.85% (Original Issue Yield: 5.849%), 9/1/2008	  	AA+/NR	  	$  1,582,715
  	 	  	 	  	 
 	  	Rhode Island—0.4%
290,000	  	Rhode Island Housing & Mortgage Finance Corp., Refunding Revenue Bonds (Series 25-A), 4.95%, 10/1/2016	  	AA+/Aa2	  	289,603
  	 	  	 	  	 
 	  	South Dakota—3.1%
 2,250,000	  	South Dakota Housing Development Authority, (Series A) Revenue Bonds, 5.30%, 5/1/2004	  	AAA/Aa1	  	  2,283,300
  	 	  	 	  	 
 	  	Tennessee—3.1%
2,275,000	  	Municipal Energy Acquisition Corp., Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 3.85%), 3/1/2002	  	AAA/Aaa	  	2,257,551
  	 	  	 	  	 
 	  	Texas—1.5%
1,000,000	  	Kerrville Texas, ISD, GO UT Bonds, 6.00% (PSFG GTD), 8/15/2013	  		  	1,073,300
  	 	  	 	  	 
 	  	Virginia—2.8%
550,000	  	Portsmouth, VA, GO UT Refunding Bonds, 5.35% (Original Issue Yield: 5.45%), 8/1/2005	  	AA-/A3	  	568,172
1,250,000	  	Virginia Commonwealth Transportation Board, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.90%), 10/1/2010	  	AA/Aa2	  	1,325,425
 
Principal Amount	  	 	  	Credit Rating*	  	Value

 	  	Long-Term Municipals (continued)
 	  	Virginia (continued)
$    190,000	  	Virginia State Public School Authority, GO UT Bonds (Series B), 6.00%, 8/1/2005	  	AAA/Aa1	  	$      203,190
  	 	  	 	  	 
 	  	Total	  		  	  2,096,787
  	 	  	 	  	 
 	  	Washington—4.6%
200,000	  	Clark County, WA Public Utilities District No. 001, Revenue Bonds, 6.00% (FGIC INS), 1/1/2008	  	AAA/Aaa	  	215,070
 2,000,000	  	Pierce County, WA School District No. 320, GO UT, 6.00% (FSA INS)/(Original Issue Yield: 5.63%), 12/1/2014	  	NR/Aaa	  	2,145,340
1,000,000	  	Washington State, (Series C), 5.50% (Original Issue Yield: 4.77%), 7/1/2011	  	AA+/Aa1	  	1,052,010
  	 	  	 	  	 
 	  	Total	  		  	3,412,420
  	 	  	 	  	 
 	  	Wisconsin—6.6%
1,025,000	  	Sun Prairie, WI Area School District, GO UT, 6.00% (FSA INS)/(Original Issue Yield: 5.05%), 3/1/2013	  	NR/Aaa	  	1,100,491
1,365,000	  	Waterford, WI, GO UT, 5.75% (FGIC INS), 4/1/2013	  	NR/Aaa	  	1,435,844
700,000	  	Wisconsin State, GO UT Refunding Bonds (Series 2), 5.40%, 5/1/2004	  	AA/Aa2	  	717,395
1,500,000	  	Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series A), 6.00%, 7/1/2011	  	AA-/Aa3	  	1,589,400
  	 	  	 	  	 
 	  	Total	  		  	4,843,130
  	 	  	 	  	 
 	  	Total Long-Term Municipals (identified cost $69,547,493)	  		  	70,471,570
  	 	  	 	  	 
FTI Municipal Bond Fund

 
Principal Amount or Shares	  	 	  	Credit Rating*	  	Value

 	  	U.S. Treasury—2.8%
$2,000,000	  	United States Treasury Note, 5.75%, 8/15/2010 (identified cost $2,012,726)	  		  	$  2,045,002
  	 	  	 	  	 
 	  	Mutual Fund—4.3%
3,185,500	  	Merrill Lynch Tax Exempt Fund (at amortized cost)	  		  	3,185,500
  	 	  	 	  	 
 	  	Total Investments (identified cost $74,745,719)(1)	  		  	$75,702,072
  	  	  	  	  	 
 
 
(1)
The cost of investments for federal tax purposes amounts to $74,745,719. The net unrealized appreciation of investments on a federal tax basis amounts to $956,353 which is comprised of $1,299,058 appreciation and $342,705 depreciation at November 30, 2000.

 
*	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
 
Note: The categories of investments are shown as a percentage of net assets ($73,768,396) at November 30, 2000.
 
The following acronyms are used throughout this portfolio:
 
AMBAC — American Municipal Bond Assurance Corporation
COL — Collateralized
FGIC — Financial Guaranty Insurance Corporation
FSA — Financial Security Assurance
GNMA — Government National Mortgage Association
GO — General Obligation
GTD — Guaranteed
HFA — Housing Finance Authority
HUD — Department of Housing and Urban Development
INS — Insured
ISD — Independent School District
LOC — Letter of Credit
LT — Limited Tax
MBIA — Municipal Bond Investors Assurance
PSFG — Permanent School Fund Guarantee
UT — Unlimited Tax
 
(See Notes which are an integral part of the Financial Statements)
FTI Funds
Statements of Assets and Liabilities
November 30, 2000

 	  	Large Capitalization Growth and Income Fund	  	Large Capitalization Growth Fund	  	International Equity Fund		  	Small Capitalization Equity Fund		  	Bond Fund		  	Municipal Bond Fund

Assets:
Invesments in repurchase agreements	  	$  2,256,000	  	$  3,923,000	  	$              —	 	  	$  17,643,000	 	  	$                —	 	  	$              —	 
Investments in securities	  	84,767,055	  	28,262,533	  	95,013,086	 	  	88,999,463	 	  	123,464,217	 	  	75,702,072	 
  	 		 		 		  	 		  	 		  	 		  
Total investments in securities at value	  	  87,023,055	  	  32,185,533	  	  95,013,086	 	  	  106,642,463	 	  	  123,464,217	 	  	  75,702,072	 
Income receivable	  	154,064	  	8,894	  	142,361	 	  	7,302	 	  	1,430,507	 	  	1,120,207	 
Cash	  	—	  	606	  	—	 	  	732	 	  	345	 	  	31	 
Cash denominated in foreign currencies (identified cost $33)	  	—	  	—	  	33	 	  	—	 	  	—	 	  	—	 
Receivable for investments sold	  	—	  	1,131,589	  	1,335,920	 	  	2,903,510	 	  	2,976,620	 	  	1,013,605	 
Receivable for Shares sold	  	—	  	—	  	100,000	 	  	—	 	  	47,400	 	  	2,772	 
Deferred organizational costs	  	—	  	—	  	6,919	 	  	6,903	 	  	—	 	  	—	 
  	 		 		 		  	 		  	 		  	 		  
    Total Assets	  	87,177,119	  	33,326,622	  	96,598,319	 	  	109,560,910	 	  	127,919,089	 	  	77,838,687	 
  	 		 		 		  	 		  	 		  	 		  
Liabilities:
Payable for investments purchased	  	—	  	—	  	1,264,922	 	  	—	 	  	11,904,770	 	  	3,741,978	 
Payable for Shares redeemed	  	—	  	—	  	2,397,032	 	  	28,352	 	  	—	 	  	—	 
Payable to Bank	  	22,378	  	—	  	214,862	 	  	—	 	  	—	 	  	—	 
Income distribution payable	  	—	  	—	  	—	 	  	—	 	  	621,369	 	  	266,997	 
Accrued expenses	  	102,297	  	54,058	  	120,665	 	  	147,158	 	  	76,252	 	  	61,316	 
  	 		 		 		  	 		  	 		  	 		  
    Total liabilities	  	124,675	  	54,058	  	3,997,481	 	  	175,510	 	  	12,602,391	 	  	4,070,291	 
  	 		 		 		  	 		  	 		  	 		  
Net Assets	  	$87,112,444	  	$33,272,564	  	$92,600,838	 	  	$109,385,400	 	  	$115,316,698	 	  	$73,768,396	 
  	 		 		 		  	 		  	 		  	 		  
Net Assets Consist of:
Paid in capital	  	$38,253,841	  	$26,952,947	  	$91,806,735	 	  	$  83,449,300	 	  	$118,506,441	 	  	$73,919,156	 
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency	  	34,155,543	  	5,408,645	  	5,684,714	 	  	26,566,956	 	  	515,852	 	  	956,353	 
Accumulated net realized gain/(loss) on investments and foreign currency transactions	  	14,550,948	  	910,972	  	(4,651,723)		  	(630,856)		  	(3,685,273)		  	(1,107,113)
Undistributed net investment income/ (net operating loss)	  	92,112	  	—	  	(238,888)		  	—	 	  	(20,322)		  	—	 
  	 		 		 		  	 		  	 		  	 		  
    Total Net Assets	  	$87,052,444	  	$33,272,564	  	$92,600,838	 	  	$109,385,400	 	  	$115,316,698	 	  	$73,768,396	 
  	 		 		 		  	 		  	 		  	 		  
Net Asset Per Share, Offering Price and Redemption Proceeds Per Share	  	$            9.63	  	$          10.10	  	$          13.95	 	  	$            21.00	 	  	$              9.49	 	  	$            9.64	 
  	 		 		 		  	 		  	 		  	 		  
Shares Outstanding	  	9,043,139	  	3,294,618	  	6,636,966	 	  	5,208,169	 	  	12,152,258	 	  	7,653,574	 
  	 		 		 		  	 		  	 		  	 		  
Investments, at identified cost	  	$52,867,512	  	$26,776,888	  	$89,317,473	 	  	$  80,075,507	 	  	$122,948,365	 	  	$74,745,719	 
  	 		 		 		  	 		  	 		  	 		  
 
(See Notes which are an integral part of the Financial Statements)
FTI Funds
Statements of Operations
Year Ended November 30, 2000

 	  	Large Capitalization Growth and Income Fund		  	Large Capitalization Growth Fund		  	International Equity Fund		  	Small Capitalization Equity Fund		  	Bond Fund		  	Municipal Bond Fund

Investment Income:
Dividends	  	$  1,070,534	(1)	  	$    125,123	(2)	  	$      631,381	(3)	  	$    173,094	 	  	$    300,921	 	  	$            —	 
Interest	  	129,199	 	  	72,436	 	  	453,823	 	  	487,848	 	  	7,794,223	 	  	3,619,903	 
  	 		  	 		  	 		  	 		  	 		  	 		  
    Total income	  	1,199,733	 	  	197,559	 	  	1,085,204	 	  	660,942	 	  	8,095,144	 	  	3,619,903	 
Expenses:
Investment adviser fee	  	713,281	 	  	278,533	 	  	1,057,302	 	  	1,134,203	 	  	543,064	 	  	358,797	 
Administrative personnel and services fee	  	128,569	 	  	75,001	 	  	142,727	 	  	152,995	 	  	146,804	 	  	96,976	 
Custodian fees	  	26,878	 	  	19,959	 	  	97,290	 	  	25,281	 	  	31,000	 	  	24,012	 
Transfer and dividend disbursing agent fees and expenses	  	9,617	 	  	12,205	 	  	11,097	 	  	17,305	 	  	13,061	 	  	14,545	 
Directors’ fees	  	10,381	 	  	2,911	 	  	8,376	 	  	2,293	 	  	7,855	 	  	6,531	 
Auditing fees	  	33,481	 	  	18,262	 	  	36,589	 	  	41,434	 	  	18,336	 	  	24,230	 
Legal fees	  	6,341	 	  	10,734	 	  	13,374	 	  	7,001	 	  	12,927	 	  	4,061	 
Portfolio accounting fees	  	33,918	 	  	44,057	 	  	45,348	 	  	44,869	 	  	46,732	 	  	51,210	 
Share registration costs	  	6,199	 	  	19,455	 	  	25,356	 	  	22,846	 	  	18,379	 	  	18,183	 
Printing and postage	  	4,855	 	  	9,722	 	  	12,950	 	  	5,310	 	  	9,081	 	  	5,619	 
Insurance premiums	  	294	 	  	283	 	  	1,944	 	  	1,394	 	  	271	 	  	—	 
Miscellaneous	  	236	 	  	3,811	 	  	10,853	 	  	4,017	 	  	3,147	 	  	3,141	 
  	 		  	 		  	 		  	 		  	 		  	 		  
    Total expenses	  	974,050	 	  	494,933	 	  	1,463,206	 	  	1,458,948	 	  	850,657	 	  	607,305	 
  	 		  	 		  	 		  	 		  	 		  	 		  
Waivers and Reimbursements:
Waiver of administrative personnel and services fee	  	(17,392)		  	(24,563)		  	(20,227)		  	(21,970)		  	(19,954)		  	(13,231)
Waiver of custodian fees	  	(26,878)		  	(19,959)		  	—	 	  	—	 	  	(31,000)		  	(24,012)
Reimbursements of other operating expenses	  	—	 	  	(49,324)		  	(174,217)		  	—	 	  	—	 	  	—	 
  	 		  	 		  	 		  	 		  	 		  	 		  
    Total Waivers and Reimbursements	  	(44,270)		  	(93,846)		  	(194,444)		  	(21,970)		  	(50,954)		  	(37,243)
  	 		  	 		  	 		  	 		  	 		  	 		  
Net expenses	  	929,780	 	  	401,087	 	  	1,268,762	 	  	1,436,978	 	  	799,703	 	  	570,062	 
  	 		  	 		  	 		  	 		  	 		  	 		  
Net investment income/(net operating loss)	  	269,953	 	  	(203,528)		  	(183,558)		  	(776,036)		  	7,295,441	 	  	3,049,841	 
  	 		  	 		  	 		  	 		  	 		  	 		  
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	  	14,551,020	 	  	911,048	 	  	(4,670,423)		  	23,051	 	  	 (1,864,638)		  	(553,240)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	  	 (16,633,318)		  	(4,685,240)		  	(16,478,165)		  	3,176,614	 	  	2,549,200	 	  	1,138,912	 
  	 		  	 		  	 		  	 		  	 		  	 		  
Net realized and unrealized gain (loss) on investments and foreign currency	  	(2,082,298)		  	(3,774,192)		  	(21,148,588)		  	3,199,665	 	  	684,562	 	  	585,672	 
  	 		  	 		  	 		  	 		  	 		  	 		  
Change in net assets resulting from operations	  	$  (1,812,345)		  	$(3,977,720)		  	$(21,332,146)		  	$2,423,629	 	  	$7,980,003	 	  	$3,635,513	 
  	 		  	 		  	 		  	 		  	 		  	 		  
 
(1) 	Net of foreign taxes withheld of $20,639.
 
(2) 	Net of foreign taxes withheld of $83.
 
(3) 	Net of foreign taxes withheld of $109,653.
 
(See Notes which are an integral part of the Financial Statements)
 
 
 
[THIS PAGE INTENTIONALLY LEFT BLANK ]
FTI Funds
Statements of Changes in Net Assets

 
 	    	Large Capitalization Growth and Income Fund
 	    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)

Increase (Decrease) in Net Assets:	    			    
Operations:	    			    
Net investment income/(net operating loss)	    	$      269,953	 	    	$      347,928	 
Net realized gain (loss) on investments and foreign currency transactions	    	14,551,020	 	    	13,530,982	 
Net change in unrealized appreciation/(depreciation) of investments and translation of assets and liabilities in foreign currency	    	(16,633,318)		    	50,788,861	 
  	  		  	    		  
    Change in net assets resulting from operations	    	(1,812,345)		    	64,667,771	 
  	  		  	    		  
Distributions to Shareholders:	    			    
Distributions from net investment income	    	(285,871)		    	(257,381)
Distributions from net realized gain on investments and foreign currency transactions	    	(13,513,571)		    	—	 
  	  		  	    		  
    Change in net assets from distributions to shareholders	    	(13,799,442)		    	(257,381)
  	  		  	    		  
Share Transactions:	    			    
Proceeds from sale of shares	    	12,889,271	 	    	50,838,131	 
Net asset value of shares issued to shareholders in payment of distributions declared	    	50,297	 	    	247	 
Cost of shares redeemed	    	(10,162,673)		    	 (15,361,432)
  	  		  	    		  
    Change in net assets from share transactions	    	2,776,895	 	    	35,476,946	 
  	  		  	    		  
        Change in net assets	    	(12,834,892)		    	99,887,336	 
Net Assets:	    			    
Beginning of period	    	99,887,336	 	    	—	 
  	  		  	    		  
End of period	    	$87,052,444	 	    	$99,887,336	 
  	  		  	    		  
Undistributed net investment income/(net operating loss) included in net assets at end of period	    	$        92,112	 	    	$      107,959	 
  	  		  	    		  
 
(1)	Reflects operations for the period from December 11, 1998 (start of performance) to November 30, 1999.
 
(See Notes which are an integral part of the Financial Statements)
 
 

 
Large Capitalization Growth Fund					    	International Equity Fund					    	Small Capitalization Equity Fund
Year Ended November 30, 2000		  	Period Ended November 30, 1999(1)		    	Year Ended November 30, 2000		  	Year Ended November 30, 1999		    	Year Ended November 30, 2000	  	Year Ended November 30, 1999

		  			    			  			    		  
		  			    			  			    		  
$    (203,528)		  	$      (56,111)		    	$    (183,558)		  	$            (577)		    	$      (776,036)	  	$    (549,442)
		  			    			  			    		  
911,048	 	  	1,878,049	 	    	(4,670,423)		  	3,657,019	 	    	23,051	  	9,402,531	 
		  			    			  			    		  
		  			    			  			    		  
(4,685,240)		  	10,093,885	 	    	(16,478,165)		  	14,816,150	 	    	3,176,614	  	17,831,264	 
	  	 		  	    		  	 		  	    		 		  
(3,977,720)		  	11,915,823	 	    	(21,332,146)		  	18,472,592	 	    	2,423,629	  	26,684,353	 
	  	 		  	    		  	 		  	    		 		  
		  			    			  			    		  
—	 	  	—	 	    	—	 	  	—	 	    	—	  	—	 
		  			    			  			    		  
(1,878,125)		  	—	 	    	(3,806,991)		  	—	 	    	(6,793,844)	  	—	 
	  	 		  	    		  	 		  	    		 		  
(1,878,125)		  	—	 	    	(3,806,991)		  	—	 	    	(6,793,844)	  	—	 
	  	 		  	    		  	 		  	    		 		  
		  			    			  			    		  
9,613,216	 	  	21,894,598	 	    	259,041,015	 	  	34,272,002	 	    	102,828,570	  	15,788,436	 
		  			    			  			    		  
17,175	 	  	—	 	    	581,995	 	  	—	 	    	1,434,503	  	—	 
(1,739,785)		  	(2,572,618)		    	(217,871,903)		  	(51,200,999)		    	(63,259,402)	  	 (15,953,651)
	  	 		  	    		  	 		  	    		 		  
7,890,606	 	  	19,321,980	 	    	41,751,107	 	  	 (16,928,997)		    	41,003,671	  	(165,215)
	  	 		  	    		  	 		  	    		 		  
2,034,761	 	  	31,237,803	 	    	16,611,970	 	  	1,543,595	 	    	36,633,456	  	26,519,138	 
		  			    			  			    		  
31,237,803	 	  	—	 	    	75,988,868	 	  	74,445,273	 	    	72,751,944	  	46,232,806	 
	  	 		  	    		  	 		  	    		 		  
$33,272,564	 	  	$31,237,803	 	    	$92,600,838	 	  	$75,988,868	 	    	$109,385,400	  	$72,751,944	 
	  	 		  	    		  	 		  	    		 		  
		  			    			  			    		  
$              —	 	  	$              —	 	    	$    (238,888)		  	$              —	 	    	$                —	  	$              —	 
	  	 		  	    		  	 		  	    		 		  
FTI Funds
Statements of Changes in Net Assets (continued)

 
 	    	Bond Fund					    	Municipal Bond Fund
 	    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)		    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)

Increase (Decrease) in Net Assets:	    			    			    			    
Operations:	    			    			    			    
Net investment income	    	$    7,295,441	 	    	$  4,685,443	 	    	$ 3,049,841	 	    	$ 2,449,411	 
Net realized loss on investments and foreign currency transactions	    	(1,864,638)		    	(1,818,237)		    	(553,240)		    	(553,873)
Net change in unrealized appreciation/ (depreciation) of investments and translation of assets and liabilities in foreign currency	    	2,549,200	 	    	(2,033,348)		    	1,138,912	 	    	(182,559)
  	    		  	    		  	    		  	    		  
    Change in net assets resulting from operations	    	7,980,003	 	    	833,858	 	    	3,635,513	 	    	1,712,979	 
  	    		  	    		  	    		  	    		  
Distributions to Shareholders:	    			    			    			    
Distributions from net investment income	    	(7,333,962)		    	(4,669,642)		    	(3,050,908)		    	(2,448,344)
  	    		  	    		  	    		  	    		  
Share Transactions:	    			    			    			    
Proceeds from sale of shares	    	21,075,016	 	    	123,375,777	 	    	15,962,705	 	    	81,147,820	 
Net asset value of shares issued to shareholders in payment of distributions declared	    	91,114	 	    	2,343	 	    	4,093	 	    	154	 
Cost of shares redeemed	    	(13,383,130)		    	(12,654,679)		    	(13,481,349)		    	(9,714,267)
  	    		  	    		  	    		  	    		  
    Change in net assets from share transactions	    	7,783,000	 	    	110,723,441	 	    	2,485,449	 	    	71,433,707	 
  	    		  	    		  	    		  	    		  
        Change in net assets	    	8,429,041	 	    	106,887,657	 	    	3,070,054	 	    	70,698,342	 
Net Assets:	    			    			    			    
Beginning of period	    	106,887,657	 	    	—	 	    	70,698,342	 	    	—	 
  	    		  	    		  	    		  	    		  
End of period	    	$115,316,698	 	    	$106,887,657	 	    	$73,768,396	 	    	$70,698,342	 
  	    		  	    		  	    		  	    		  
Undistributed net investment income/(net operating loss) included in net assets at end of period	    	$        (20,322)		    	$          18,199	 	    	$              —	 	    	$          1,067	 
  	    		  	    		  	    		  	    		  
 
(1)	Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.
 
(See Notes which are an integral part of the Financial Statements)
 
[THIS PAGE INTENTIONALLY LEFT BLANK ]
FTI Funds
Financial Highlights

(For a share outstanding throughout each period)
 
Year Ended November 30,	  	Net Asset Value, Beginning of Period	  	Net Investment Income/ (Operating Loss)		  	Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions		  	Total from Investment Operations		  	Distributions from Net Investment Income		  	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

	    		    			    			    			    			    
Large Capitalization Growth and Income Fund			  			  			  			  			  
1999(1)	  	$10.00	  	0.04	(2)	  	1.38	 	  	1.42	 	  	(0.03)		  	—	 
2000	  	$11.39	  	0.03	 	  	(0.22)		  	(0.19)		  	(0.03)		  	(1.54)
 
Large Capitalization Growth Fund	  		  			  			  			  			  
1999(1)	  	$10.00	  	(0.02	)(2)	  	1.81	 	  	1.79	 	  	—	 	  	—	 
2000	  	$11.79	  	(0.06)		  	(0.92)		  	(0.98)		  	—	 	  	(0.71)
 
International Equity Fund	  		  			  			  			  			  
1996(3)	  	$10.00	  	0.01	(2)	  	0.99	 	  	1.00	 	  	(0.01)		  	—	 
1997	  	$10.99	  	0.02	 	  	1.39	 	  	1.41	 	  	(0.20)		  	—	 
1998	  	$12.20	  	0.04	 	  	1.73	 	  	1.77	 	  	(0.12)		  	—	 
1999	  	$13.85	  	(0.01)		  	3.78	 	  	3.77	 	  	—	 	  	—	 
2000	  	$17.62	  	(0.03)		  	(2.78)		  	(2.81)		  	—	 	  	(0.86)
 
Small Capitalization Equity Fund
1996(3)	  	$10.00	  	(0.04)		  	2.12	 	  	2.08	 	  	—	 	  	—	 
1997	  	$12.08	  	(0.09)		  	2.38	 	  	2.29	 	  	—	 	  	—	 
1998	  	$14.37	  	(0.15	)(2)	  	(0.61)		  	(0.76)		  	—	 	  	(0.35)
1999	  	$13.26	  	(0.16)		  	7.71	 	  	7.55	 	  	—	 	  	—	 
2000	  	$20.81	  	(0.15)		  	2.25	 	  	2.10	 	  	—	 	  	(1.91)
 
Bond Fund	  		  			  			  			  			  
1999(1)	  	$10.00	  	0.61	(2)	  	(0.58)		  	0.03		  	(0.59)		  	—	 
2000	  	$9.44	  	0.63	 	  	0.05	 	  	0.68	 	  	(0.63)		  	—	 
 
Municipal Bond Fund	  		  			  			  			  			  
1999(1)	  	$10.00	  	0.38	(2)	  	(0.44)		  	(0.06)		  	(0.38)		  	—	 
2000	  	$9.56	  	0.41	 	  	0.08	 	  	0.49	 	  	(0.41)		  	—	 
 
(1) Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.
 
(2) Per share information is based on average shares outstanding.
 
(3) Reflects operations for the period from December 22, 1995 (commencement of operations) to November 30, 1996.
 
(4) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 
(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
 
(6) Computed on an annualized basis.
 
(See Notes which are an integral part of the Financial Statements)
 
 

 
 		  	 	  	 	  	Ratios to Average Net Assets								  	 	  	 
Total Distributions		  	Net Asset Value, End of Period	  	Total Return(4)	  	Expenses		  	Net Investment Income/Loss		  	Expense Waivers/ Reimbursements(5)		  	Net Assets, End of Period (000 omitted)	  	Portfolio Turnover

 
(0.03)		  	$11.39	  	14.20%	  	1.08	%(6)	  	0.37	%(6)	  	0.03	%(6)	  	$99,887	  	61%
(1.57)		  	$  9.63	  	(1.98%)	  	0.97%		  	0.28%		  	0.05%		  	$87,052	  	9%
 
—	 	  	$11.79	  	17.90%	  	1.08	%(6)	  	(0.21	%)(6)	  	0.48	%(6)	  	$31,238	  	62%
(0.71)		  	$10.10	  	(9.05%)	  	1.08%		  	(0.55%)		  	0.25%		  	$33,273	  	70%
 
(0.01)		  	$10.99	  	10.04%	  	1.68	%(6)	  	0.05	%(6)	  	3.05	%(6)	  	$12,065	  	29%
(0.20)		  	$12.20	  	13.01%	  	1.60%		  	0.13%		  	0.13%		  	$40,869	  	55%
(0.12)		  	$13.85	  	14.61%	  	1.39%		  	0.27%		  	0.10%		  	$74,445	  	68%
—	 	  	$17.62	  	27.22%	  	1.20%		  	0.00%		  	0.20%		  	$75,989	  	72%
(0.86)		  	$13.95	  	(17.03%)	  	1.20%		  	(0.17)%		  	0.18%		  	$92,601	  	84%
 
—	 	  	$12.08	  	20.80%	  	1.50	%(6)	  	(0.68	%)(6)	  	1.51	%(6)	  	$19,318	  	94%
—	 	  	$14.37	  	18.96%	  	1.50%		  	(0.89%)		  	0.24%		  	$40,505	  	111%
(0.35)		  	$13.26	  	(5.34%)	  	1.50%		  	(1.08%)		  	0.01%		  	$46,233	  	158%
—	 	  	$20.81	  	56.94%	  	1.44%		  	(0.95%)		  	0.00%		  	$72,752	  	130%
(1.91)		  	$21.00	  	10.22%	  	1.27%		  	(0.68%)		  	0.02%		  	$109,385	  	90%
 
(0.59)		  	$9.44	  	0.31%	  	0.85	%(6)	  	6.45	%(6)	  	0.03	%(6)	  	$106,888	  	175%
(0.63)		  	$9.49	  	7.53%	  	0.74%		  	6.72%		  	0.05%		  	$115,317	  	211%
 
(0.38)		  	$9.56	  	(0.66%)	  	0.80	%(6)	  	4.00	%(6)	  	0.11	%(6)	  	$70,698	  	61%
(0.41)		  	$9.64	  	5.21%	  	0.79%		  	4.25%		  	0.05%		  	$73,768	  	123%
 
FTI Funds
Notes to Financial Statements
November 30, 2000

 
 
(1) Organization
 
FTI Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”) which are presented herein:
 
Portfolio Name	    	Investment Objective
FTI Large Capitalization Growth and Income Fund (“Large Capitalization Growth and Income Fund”)	    	To provide long-term growth of principal and income.
 
FTI Large Capitalization Growth Fund (“Large Capitalization Growth Fund”)	    	To provide long-term growth of principal.
 
FTI International Equity Fund (“International Equity Fund”)	    	To provide growth of principal.
 
FTI Small Capitalization Equity Fund (“Small Capitalization Equity Fund”)	    	To provide growth of principal.
 
FTI Bond Fund (“Bond Fund”)	    	To provide total return with emphasis on income.
 
FTI Municipal Bond Fund (“Municipal Bond Fund”)	    	To provide total return with emphasis on income.
 
The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.
 
(2) Significant Accounting Policies
 
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.
 

Investment Valuations —U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

FTI Funds

 
 
 

Repurchase Agreements —It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

 

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, that are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

 

Investment Income, Expenses and Distributions —Interest income and expenses are accrued daily. Bond premiums and discounts, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Certain dividends from foreign securities may be recorded after the ex-dividend date based upon when the Fund is reasonably able to obtain information.

 

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

 

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatment for foreign currency transactions and net operating losses.

 
	    	Accumulated Net Realized Gain		    	Undistributed Net Investment Income		    	Paid In Capital
Fund
	  	  	  	  	  	  	  	  	  
Large Capitalization Growth and Income Fund	    	$    (71)		    	$     71	 	    	$      —	 
	  	  	  	  	  	  	  	  	  
Large Capitalization Growth Fund	    	—	 	    	203,528	 	    	(203,528)
	  	  	  	  	  	  	  	  	  
International Equity Fund	    	18,605	 	    	(55,330)		    	36,725	 
	  	  	  	  	  	  	  	  	  
Small Capitalization Equity Fund	    	106	 	    	776,036	 	    	(776,142)
	  	  	  	  	  	  	  	  	  
 
FTI Funds

 
 

Federal Taxes —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

 
Withholding taxes on foreign interest and dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
 

At November 30, 2000, International Equity Fund, Small Capitalization Equity Fund, Bond Fund, and Municipal Bond Fund, for federal tax purposes, each had a capital loss carryforward, as noted below, that will reduce the Funds’ taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

 
Fund	    	Total Tax Loss Carryforward
International Equity Fund	    	$4,651,723
	  	  
Small Capitalization Equity Fund	    	$    614,127
	  	  
Bond Fund	    	$3,295,952
	  	  
Municipal Bond Fund	    	$1,107,113
	  	  
 
International Equity Fund
Expiration Year	    	Expiration Amount
2008                                                   & nbsp;                     	    	$4,651,723
	  	  
 
Small Capitalization Equity Fund
Expiration Year	    	Expiration Amount
2008	    	$    614,127
	  	  
 
Bond Fund
Expiration Year	    	Expiration Amount
2007	    	$1,595,369
	  	  
2008	    	$1,700,583
	  	  
 
Municipal Bond Fund
Expiration Year	    	Expiration Amount
2007	    	$    553,873
	  	  
2008	    	   553,240
	  	  
 
 
FTI Funds

 

When-Issued and Delayed Delivery Transactions —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to change in market conditions or the failure of counterparties to perform under the contract.

 

Deferred Expenses —The costs incurred by each fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from each Fund’s commencement date.

 

Foreign Exchange Contracts —The Funds may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Funds may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Funds’ securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At November 30, 2000, the Funds had no outstanding foreign currency commitments.

 

Foreign Currency Translation —The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

 

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

 

Restricted Securities —Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund of in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund’s pricing committee.

 
Additional information on each restricted security held in the Bond Fund at November 30, 2000 is as follows:
 
Security	    	Acquisition Date	    	Acquisition Cost
Air 2 US, Equip. Trust, 8.027%	    	11/11/1999	    	$2,643,628

Centaur Funding Corp. (Series B)	    	6/5/2000	    	$1,878,000

PSEG Energy Holdings, Note, 9.125%	    	10/24/2000	    	$1,247,950

PSEG Energy Holdings, Note, 10.00%	    	10/01/1999	    	$2,581,820

 

Use of Estimates —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

 
Other —Investment transactions are accounted for on a trade date basis.
 
(3) Shares of Beneficial Interest
 
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).
 
Transactions in shares were as follows:
 
 	    	Large Capitalization Growth and Income Fund					    	Large Capitalization Growth Fund
	    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)		    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)
Shares sold	    	1,280,204	 	    	10,219,673	 	    	785,274	 	    	2,887,209	 
	  	  	  	  	  	  	  	  	  	  	  	  
Shares issued to shareholders in payment of distributions declared	    	5,101	 	    	22	 	    	1,498	 	    	—	 
	  	  	  
Shares redeemed	    	(1,015,091)		    	(1,446,770)		    	(142,596)		    	(236,767)
	  		  	  		  	  		  	  		  
     Net change resulting from share      transactions	    	270,214	 	    	8,772,925	 	    	644,176	 	    	2,650,442	 
	  		  	  		  	  		  	  		  
 
(1) 	Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.
 
FTI Funds

 
 
 	    	International Equity Fund					    	Small Capitalization Equity Fund
	    	Year Ended November 30, 2000		    	Year Ended November 30, 1999		    	Year Ended November 30, 2000		    	Year Ended November 30, 1999
Shares sold	    	15,089,857	 	    	2,235,350	 	    	4,261,103	 	    	978,601	 
	  	  	  	  	  	  	  	  	  	  	  	  
Shares issued to shareholders in payment of distributions declared	    	32,315	 	    	—	 	    	69,300	 	    	—	 
	  	  	  	  	  	  	  	  	  	  	  	  
Shares redeemed	    	(12,798,357)		    	(3,298,400)		    	(2,618,791)		    	(967,747)
	  		  	  		  	  		  	  		  
     Net change resulting from share      transactions	    	2,323,815	 	    	(1,063,050)		    	1,711,612	 	    	10,854	 
	  		  	  		  	  		  	  		  
 
 	    	Bond Fund					    	Municipal Bond Fund
	    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)		    	Year Ended November 30, 2000		    	Period Ended November 30, 1999(1)
Shares sold	    	2,253,862	 	    	12,632,926	 	    	1,671,615	 	    	8,380,636	 
	  	  	  	  	  	  	  	  	  	  	  	  
Shares issued to shareholders in payment of distributions declared	    	9,765	 	    	246	 	    	425	 	    	16	 
	  	  	  	  	  	  	  	  	  	  	  	  
Shares redeemed	    	(1,437,149)		    	(1,307,392)		    	(1,413,333)		    	(985,785)
	  		  	  		  	  		  	  		  
     Net change resulting from share      transactions	    	826,478	 	    	11,325,780	 	    	258,707	 	    	7,394,867	 
	  		  	  		  	  		  	  		  
 
(1) 	Reflects operations for the period from December 11, 1998 (commencement of operations) to November 30, 1999.
 
 
FTI Funds

 
(4) Investment Adviser Fee and Other Transactions with Affiliates
 
Investment Adviser Fee —Fiduciary International, Inc., the Funds’ investment adviser (the “Adviser”), receives for its services an annual investment advisory fee equal to the percentage of the Funds’ average daily net assets as follows:
 
Fund	    	Investment Adviser Fee Percentage
Large Capitalization Growth and Income Fund	    	0.75%
	  	  
Large Capitalization Growth Fund	    	0.75%
	  	  
International Equity Fund	    	1.00%
	  	  
Small Capitalization Equity Fund	    	1.00%
	  	  
Bond Fund	    	0.50%
	  	  
Municipal Bond Fund	    	0.50%
	  	  
 
The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.
 
Administrative Fee —Federated Administrative Services (“FAS”) provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $75,000 per portfolio. FAS may voluntarily choose to waive a portion of its fee.
 
Distribution Services Fee —The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc., the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund’s shares. The Plan provides that each Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate Edgewood Services, Inc.
 
The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.
 
For the year ended November 30, 2000, the Funds did not incur a distribution services fee.
 
Transfer and Dividend Disbursing Agent Fees and Expenses —Federated Services Company (“FServ”), through its subsidiary, Federated Shareholder Services Company (“FSSC”) serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.
 
Portfolio Accounting Fees —FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.
 
FTI Funds

 
 
Custodian Fees —Fiduciary Trust Company International is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.
 
Organizational Expenses —Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for these expenses. These expenses have been deferred and are being amortized over the five years period following each Fund’s effective date. For the year ended November 30, 2000, the Fund amortized organizational expenses as follows:
 
Fund	    	Initial Organizational Expenses	    	Organizational Expenses Amortized
International Equity Fund	    	$34,072	    	$6,906
	  	  	  	  
Small Capitalization Equity Fund	    	$34,076	    	$6,925
	  	  	  	  
 
General —Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.
 
(5) Investment Transactions
 
Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:
 
Fund	    	Purchases	    	Sales
Large Capitalization Growth and Income Fund	    	$    9,400,598	    	$    8,065,640
	  	  	  	  
Large Capitalization Growth Fund	    	$  26,911,549	    	$  24,676,640
	  	  	  	  
International Equity Fund	    	$123,816,313	    	$  82,235,638
	  	  	  	  
Small Capitalization Equity Fund	    	$110,711,108	    	$  92,049,520
	  	  	  	  
Bond Fund	    	$132,035,607	    	$127,131,100
	  	  	  	  
Municipal Bond Fund	    	$  91,297,811	    	$  84,778,560
	  	  	  	  
 
Purchases and sales of long-term U.S. government securities, for the year ended November 30, 2000, were $49,277,907 and $49,182,458, respectively, for FTI Bond Fund.
 
(6) Concentration of Credit Risk
 
Concentration of Credit Risk —International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
 
FTI Funds

 
 
At November 30, 2000, the diversification of industries for International Equity Fund was as follows:
 
Industry	    	% of Net Assets	    	Industry	    	% of Net Assets
Appliances & Household Durables	    	 6.2%	    	Energy Sources	    	 2.6%
Automobiles	    	 1.3%	    	Financial Services	    	 6.8%
Banking	    	15.3%	    	Health & Personal Care	    	10.6%
Broadcasting & Publishing	    	 7.9%	    	Insurance	    	 1.4%
Business & Public Services	    	 7.1%	    	Leisure & Tourism	    	 4.0%
Data Processing & Reproduction	    	 2.1%	    	Merchandising	    	11.1%
Electrical & Electronics	    	 7.5%	    	Real Estate	    	 1.2%
Electronic Components, Instruments	    	 7.5%	    	Telecommunications	    	 6.2%
Energy Equipment & Services	    	 3.8%	    		    
 
(7) Federal Income Tax Information (unaudited)
 
The Funds hereby designate the following distributions as capital gain dividends for the fiscal year ended November 30, 2000:
 
Fund
	  	  
Large Capitalization Growth and Income Fund	    	$12,592,280
	  	  
Large Capitalization Growth Fund	    	 1,878,125
	  	  
International Equity Fund	    	 3,770,361
	  	  
Small Capitalization Equity Fund	    	 2,169,170
	  	  
 
Report of Ernst & Young LLP, Independent Auditors

 
To the Trustees and Shareholders of
FTI Funds:
 
We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of FTI Funds (comprising, respectively, the FTI Large Capitalization Growth and Income Fund, FTI Large Capitalization Growth Fund, FTI International Equity Fund, FTI Small Capitalization Equity Fund, FTI Bond Fund, and FTI Municipal Bond Fund) (collectively, “the Funds”), as of November 30, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years for the period then ended, and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification by examination of securities held by the custodian as of November 30, 2000 and confirmation of securities not held by the custodian by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising FTI Funds at November 30, 2000, and the results of their operations for the year then ended, the changes in their net assets for each of the two years for in the period then ended, and financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.
 
ERNST & YOUNG LLP
 
Boston, Massachusetts
January 19, 2001
 
Trustees
Officers

 
Peter A. Aron Joseph A. Cajigal James C. Goodfellow Burton J. Greenwald Kevin J. O’Donnell
Burton J. Greenwald
Chairman
Peter J. Germain
President and Treasurer
Jeffrey W. Sterling
Vice President and Assistant Treasurer
George Polatas
Vice President
Gail C. Jones
Secretary
Victor R. Siclari
Assistant Secretary

 
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.
 
This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

APPENDIX

A.1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of
FTI Large Capitalization Growth and Income Fund (the "Fund") are represented by a solid line. Standard & Poor's 500 Composite Stock Price Index (the "S&P 500")
is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the S&P 500. The "x" axis reflects computation periods from
12/11/1998 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the
Fund's shares as compared to the S&P 500. The ending values were $11,233 and
$12,603, respectively.

A.2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of
FTI Large Capitalization Growth Fund (the "Fund") are represented by a solid line, the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is
represented by a dotted line, and the Russell 1000 Growth Index (the "RUS1") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund, the S&P 500 and the RUS1. The "x" axis reflects computation periods from 12/11/1998 to 11/30/2000. The "y" axis reflects the cost of the investment.
The right margin reflects the ending value of the hypothetical investment in the
Fund's shares as compared to the S&P 500 and the RUS1. The ending values were
$10,723, $11,603 and $11,699, respectively.

A.3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of
FTI International Equity Fund (the "Fund") are represented by a solid line. The
MSCI Europe, Austrailaisa, and Far East Index (the "MSCI EAFE") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the MSCI EAFE. The "x" axis reflects computation periods from 12/22/1995 to
11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the MSCI EAFE. The ending values were $15,043 and $14,179, respectively.

A.4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of
FTI Small Capitalization Equity Fund (the "Fund") are represented by a solid line. The Russell 2000 Growth Index (the "RUS2") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the
RUS2. The "x" axis reflects computation periods from 12/22/1995 to 11/30/2000.
The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the RUS2. The ending values were $23,530 and $13,624, respectively.

A.5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of
FTI Bond Fund (the "Fund") are represented by a solid line. The Lehman Brothers
Aggregate Bond Index (the "LBABI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the LBABI. The "x" axis reflects computation periods from 12/11/1998 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the LBABI.
The ending values were $10,788 and $10,901, respectively.

A.6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The shares of
FTI Municipal Bond Fund (the "Fund") are represented by a solid line. The Lehman
Brothers Municipal Bond 7-Year Index (the "LB7MB") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the
LB7MB. The "x" axis reflects computation periods from 12/11/1998 to 11/30/2000.
The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the LB7MB. The ending values were $10,449 and $10,706, respectively.